Schedule of Investments (unaudited) September 30, 2020	BlackRock Credit Strategies Fund (BR-CSF) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities
Aqueduct European CLO DAC, Series 2017-2X, Class E, (3 mo. Euribor + 4.40%), 4.40%, 10/15/30(a)	EUR	289	$302,724
Arbour CLO IV DAC, Series 4X, Class E, (3 mo. Euribor + 5.60%), 5.60%, 01/15/30(a)		300	335,463
Ares LIII CLO Ltd., Series 2019-53A, Class D, (3 mo. LIBOR US + 3.75%), 4.01%, 04/24/31(a)(b)	USD	500	500,504
Ares XL CLO Ltd., Series 2016-40A, Class CR, (3 mo. LIBOR US + 3.40%), 3.68%, 01/15/29(a)(b)		500	492,477
ARES XLIV CLO Ltd., Series 2017-44A, Class C, (3 mo. LIBOR US + 3.45%), 3.73%, 10/15/29(a)(b)		500	482,556
Contego CLO IV DAC, Series 4X, Class DNE, (3 mo. Euribor + 3.10%), 3.10%, 01/23/30(a)	EUR	100	114,245
Dryden Senior Loan Fund, Series 2014-36A, Class DR2, (3 mo. LIBOR US + 3.70%), 3.94%, 04/15/29(a)(b)	USD	500	486,402
Greywolf CLO V Ltd., Series 2015-1A, Class BR, (3 mo. LIBOR US + 2.00%), 2.24%, 01/27/31(a)(b)		500	468,697
Harvest CLO XVI DAC, 6.02%, 01/15/32(c)	EUR	150	164,581
Octagon Investment Partners 31 LLC , Series 2017-1A, Class D, (3 mo. LIBOR US + 3.70%), 3.97%, 07/20/30(a)(b)	USD	500	497,275
OHA Loan Funding Ltd., Series 2013-1A, Class DR2, (3 mo. LIBOR US + 3.05%), 3.31%, 07/23/31(a)(b)		750	703,291
Palmer Square CLO Ltd., Series 2020-1A, Class C, (3 mo. LIBOR US + 3.00%), 3.29%, 04/20/29(a)(b)		500	491,208
Regatta X Funding Ltd., Series 2017-3A, Class D, (3 mo. LIBOR US + 2.75%), 3.02%, 01/17/31(a)(b)		250	233,031
TCW CLO Ltd., Series 2017-1A, Class DR, (3 mo. LIBOR US + 3.15%), 3.42%, 07/29/29(a)(b)		500	484,412
TICP CLO V Ltd., Series 2016-5A, Class DR, 3.42%, 07/17/31(b)(c)		500	477,256
TICP CLO VIII Ltd., Series 2017-8A, Class C, (3 mo. LIBOR US + 3.10%), 3.37%, 10/20/30(a)(b)		500	487,151
Unique Pub Finance Co. PLC, Series N, 6.46%, 03/30/32	GBP	100	122,014

Total Asset-Backed Securities — 4.7% (Cost: $6,950,819)			6,843,287

		Shares

Common Stocks

Consumer Finance — 0.0%
Arrow Global Group PLC		26,075	42,731

Diversified Telecommunication Services — 0.0%
Telecom Italia SpA		27,818	11,232

Energy Equipment & Services — 0.0%
Mcdermott International Ltd.		2,158	5,179

Total Common Stocks — 0.0% (Cost: $54,367)			59,142

		Par (000)

Corporate Bonds

Aerospace & Defense — 2.0%
Boeing Co., 5.15%, 05/01/30	USD	250	281,002

Security		Par (000)	Value

Aerospace & Defense (continued)
Bombardier, Inc.(b)
8.75%, 12/01/21	USD	74	$74,956
7.50%, 12/01/24		106	81,354
7.50%, 03/15/25		4	3,000
7.88%, 04/15/27		249	188,852
General Dynamics Corp., 4.25%, 04/01/50		90	117,545
General Electric Co., 3.63%, 05/01/30		125	129,452
Northrop Grumman Corp., 5.25%, 05/01/50		255	365,797
Raytheon Technologies Corp., 3.13%, 07/01/50		190	202,650
Spirit AeroSystems, Inc., 5.50%, 01/15/25(b)		35	35,000
SSL Robotics LLC, 9.75%, 12/31/23(b)		61	67,190
TransDigm, Inc.(b)
8.00%, 12/15/25		148	160,950
6.25%, 03/15/26		1,005	1,049,516
Triumph Group, Inc., 8.88%, 06/01/24(b)		134	142,710

			2,899,974

Air Freight & Logistics — 0.0%
XPO Logistics, Inc., 6.25%, 05/01/25(b)		21	22,441

Airlines — 0.5%
American Airlines, Inc., 11.75%, 07/15/25(b)		24	23,160
Delta Air Lines, Inc., 7.00%, 05/01/25(b)		62	68,078
International Consolidated Airlines Group SA, 0.50%, 07/04/23	EUR	200	185,833
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27(b)	USD	223	232,199
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 09/20/25(b)		12	12,680
SriLankan Airlines Ltd., 7.00%, 06/25/24		200	134,000

			655,950

Auto Components — 1.1%
Adient US LLC, 9.00%, 04/15/25(b)		29	31,973
Clarios Global LP, 6.75%, 05/15/25(b)		50	52,625
Clarios Global LP/Clarios US Finance Co.
4.38%, 05/15/26	EUR	200	234,783
6.25%, 05/15/26(b)	USD	322	337,633
8.50%, 05/15/27(b)		666	687,645
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28(b)		47	47,940
Faurecia SE, 3.75%, 06/15/28	EUR	100	116,538
Goodyear Tire & Rubber Co. (The), 9.50%, 05/31/25	USD	38	41,230

			1,550,367

Automobiles — 1.5%
Allison Transmission, Inc., 5.88%, 06/01/29(b)		28	30,282
Asbury Automotive Group, Inc.(b)
4.50%, 03/01/28		12	12,075
4.75%, 03/01/30		15	15,113
FCE Bank PLC, 1.62%, 05/11/23	EUR	100	112,848
Ford Motor Co.
8.50%, 04/21/23	USD	36	39,240
4.75%, 01/15/43		16	14,487
Ford Motor Credit Co. LLC
2.33%, 11/25/25	EUR	100	109,155
4.39%, 01/08/26	USD	200	197,718
2.39%, 02/17/26	EUR	200	218,013
General Motors Co., 6.13%, 10/01/25	USD	80	92,933
General Motors Financial Co. Inc., 5.20%, 03/20/23		215	233,241
General Motors Financial Co., Inc., 2.75%, 06/20/25		415	424,594
Ken Garff Automotive LLC, 4.88%, 09/15/28(b)		24	23,610
Navistar International Corp., 9.50%, 05/01/25(b)		12	13,521

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Credit Strategies Fund (BR-CSF) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Automobiles (continued)
Nissan Motor Co. Ltd., 4.81%, 09/17/30(b)	USD	350	$352,102
RCI Banque SA, (5 year EUR Swap + 2.85%), 2.63%, 02/18/30(d)	EUR	200	222,923
Tesla, Inc., 5.30%, 08/15/25(b)	USD	4	4,140

			2,115,995

Banks — 1.8%
Banca Monte dei Paschi di Siena SpA, (5 year EUR Swap + 8.92%), 8.50%, 09/10/30(d)	EUR	100	112,848
Bangkok Bank PCL/Hong Kong, (5 year CMT + 1.90%), 3.73%, 09/25/34(d)	USD	700	681,844
Bank of Ireland Group PLC, (5 year CMT + 2.50%), 4.13%, 09/19/27(d)		200	198,833
Commerzbank AG, (5 year EUR Swap + 6.36%), 6.13%(d)(e)	EUR	200	228,628
Intesa Sanpaolo SpA
5.15%, 06/10/30	GBP	200	279,570
(5 year EUR Swap + 6.09%), 5.88%(d)(e)	EUR	250	286,151
Kasikornbank PCL, (5 year CMT + 1.70%), 3.34%, 10/02/31(d)	USD	200	196,400
Nanyang Commercial Bank Ltd., (5 year CMT + 2.18%), 3.80%, 11/20/29(d)		250	252,969
National Westminster Bank PLC(a)(e)
Series A, (6 mo. LIBOR US + 0.25%), 0.63%		10	8,768
Series B, (6 mo. LIBOR US + 0.25%), 0.41%		100	87,680
QIIB Tier 1 Sukuk Ltd., (5 year CMT + 3.19%), 4.88%(d)(e)		200	198,562

			2,532,253

Banks: Diversified — 0.0%
Encompass Health Corp.
4.50%, 02/01/28		7	7,035
4.75%, 02/01/30		10	10,145

			17,180

Beverages — 1.1%
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 01/23/49		175	235,267
ARD Finance SA, (6.50% Cash or 7.25% PIK), 6.50%, 06/30/27(b)(f)		200	198,960
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., 5.25%, 08/15/27(b)		200	203,800
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26		5	5,931
Mauser Packaging Solutions Holding Co., 5.50%, 04/15/24(b)		136	136,482
Trivium Packaging Finance BV(b)
5.50%, 08/15/26		200	207,095
8.50%, 08/15/27		600	646,935

			1,634,470

Building Materials — 0.4%
Boise Cascade Co., 4.88%, 07/01/30(b)		27	29,025
Builders FirstSource, Inc., 6.75%, 06/01/27(b)		18	19,283
Cornerstone Building Brands, Inc., 6.13%, 01/15/29(b)		43	43,554
Forterra Finance LLC/FRTA Finance Corp., 6.50%, 07/15/25(b)		62	65,506
Griffon Corp., 5.75%, 03/01/28		17	17,745
HT Troplast GmbH, 9.25%, 07/15/25	EUR	192	238,887
Jeld-Wen, Inc.(b)
6.25%, 05/15/25	USD	29	30,885
4.63%, 12/15/25		12	12,060

Security		Par (000)	Value

Building Materials (continued)
Jeld-Wen, Inc.(b) (continued)
4.88%, 12/15/27	USD	6	$6,114
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29(b)		34	35,402
US Concrete, Inc., 5.13%, 03/01/29(b)		15	15,038

			513,499

Building Products(b) — 0.1%
Advanced Drainage Systems, Inc., 5.00%, 09/30/27		37	38,665
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/26		62	63,085
SRS Distribution, Inc., 8.25%, 07/01/26		83	88,602

			190,352

Capital Markets — 0.6%
Cerah Capital Ltd., 0.00%, 08/08/24(g)(h)		200	188,046
Huarong Finance 2019 Co. Ltd., (5 year CMT + 6.98%), 4.25%(d)(e)		200	199,250
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.75%, 09/15/24		9	9,112
6.25%, 05/15/26		110	114,675
5.25%, 05/15/27		97	101,055
NFP Corp.(b)
7.00%, 05/15/25		15	15,900
6.88%, 08/15/28		105	106,299
Poseidon Finance 1 Ltd., 0.00%, 02/01/25(g)(h)		200	190,680

			925,017

Chemicals — 1.8%
Atotech Alpha 3 BV/Alpha US Bidco, Inc., 6.25%, 02/01/25(b)		731	741,051
CTC BondCo GmbH, 5.25%, 12/15/25	EUR	100	112,039
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28(b)	USD	56	60,200
Kronos International, Inc., 3.75%, 09/15/25	EUR	100	115,439
Minerals Technologies, Inc., 5.00%, 07/01/28(b)	USD	33	34,148
Monitchem HoldCo 2 SA, 9.50%, 09/15/26	EUR	100	120,444
Nutrition & Biosciences, Inc., 3.47%, 12/01/50(b)	USD	250	252,419
PQ Corp., 5.75%, 12/15/25(b)		481	494,829
Rock International Investment Co., 6.63%, 03/27/20(c)(i)(j)		300	90,000
Valvoline, Inc., 4.25%, 02/15/30(b)		37	37,740
Vedanta Resources Finance II PLC, 9.25%, 04/23/26		400	300,000
WESCO Distribution, Inc.(b)
7.13%, 06/15/25		133	144,877
7.25%, 06/15/28		121	132,577

			2,635,763

Commercial Services & Supplies — 0.5%
ADT Security Corp., 4.88%, 07/15/32(b)		50	50,500
APX Group, Inc., 6.75%, 02/15/27(b)		91	94,412
CMB International Leasing Management Ltd., 1.88%, 08/12/25		200	197,465
Fortress Transportation and Infrastructure Investors LLC, 9.75%, 08/01/27(b)		8	8,565
Loxam SAS
4.25%, 04/15/24	EUR	200	228,601
3.75%, 07/15/26		100	111,676

2

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Credit Strategies Fund (BR-CSF) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Services & Supplies (continued)
Prime Security Services Borrower LLC/Prime Finance, Inc.(b)
5.75%, 04/15/26	USD	10	$10,694
6.25%, 01/15/28		62	62,775

			764,688

Communications Equipment(b) — 0.4%
Avaya, Inc., 6.13%, 09/15/28		111	113,176
CommScope Technologies LLC, 6.00%, 06/15/25		79	80,070
CommScope, Inc.
5.50%, 03/01/24		7	7,193
6.00%, 03/01/26		413	430,553
8.25%, 03/01/27		6	6,240

			637,232

Construction & Engineering — 0.3%
Delhi International Airport Ltd., 6.45%, 06/04/29		200	199,062
frontdoor, Inc., 6.75%, 08/15/26(b)		186	198,090
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28(b)		11	11,110

			408,262

Construction Materials(b) — 0.6%
Core & Main LP, 6.13%, 08/15/25		615	622,949
IAA, Inc., 5.50%, 06/15/27		34	35,402
Picasso Finance Sub, Inc., 6.13%, 06/15/25		94	101,251
Williams Scotsman International, Inc., 4.63%, 08/15/28		46	46,186
Winnebago Industries, Inc., 6.25%, 07/15/28		27	28,485

			834,273

Consumer Discretionary — 0.5%
Carnival Corp.(b)
11.50%, 04/01/23		259	290,247
10.50%, 02/01/26		20	22,150
9.88%, 08/01/27		21	22,251
NCL Corp. Ltd., 10.25%, 02/01/26(b)		18	18,754
Nielsen Finance LLC/Nielsen Finance Co.(b)
5.63%, 10/01/28		69	71,367
5.88%, 10/01/30		53	54,855
Royal Caribbean Cruises Ltd.(b)
10.88%, 06/01/23		25	27,968
9.13%, 06/15/23		33	34,980
11.50%, 06/01/25		45	52,202
Techem Verwaltungsgesellschaft 674 mbH, 6.00%, 07/30/26	EUR	100	119,296

			714,070

Consumer Finance — 2.3%
Encore Capital Group, Inc., 4.88%, 10/15/25		200	233,819
Global Payments, Inc., 2.90%, 05/15/30	USD	265	283,553
Husky III Holding Ltd., (13.00% Cash or 13.00% PIK), 13.00%, 02/15/25(b)(f)		13	13,455
MPH Acquisition Holdings LLC, 7.13%, 06/01/24(b)		446	458,198
Navient Corp., 5.00%, 03/15/27		11	10,330
OneMain Finance Corp.
6.88%, 03/15/25		101	112,077
8.88%, 06/01/25		13	14,398
6.63%, 01/15/28		35	38,843
5.38%, 11/15/29		14	14,560
Refinitiv US Holdings, Inc.(b)
6.25%, 05/15/26		494	528,580
8.25%, 11/15/26		496	543,120

Security		Par (000)	Value

Consumer Finance (continued)
Sabre GLBL, Inc.(b)
5.25%, 11/15/23	USD	8	$7,820
9.25%, 04/15/25		83	91,347
7.38%, 09/01/25		48	48,480
Verscend Escrow Corp., 9.75%, 08/15/26(b)		801	870,919

			3,269,499

Containers & Packaging(b) — 0.1%
Graham Packaging Co., Inc., 7.13%, 08/15/28		17	17,701
Intelligent Packaging Ltd. Finco Inc./Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, 09/15/28		25	25,351
LABL Escrow Issuer LLC, 6.75%, 07/15/26		85	89,675

			132,727

Diversified Consumer Services(b) — 1.4%
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.63%, 07/15/26		592	630,480
9.75%, 07/15/27		762	827,928
Ascend Learning LLC, 6.88%, 08/01/25		418	425,425
Brink’s Co., 5.50%, 07/15/25		18	18,765
Garda World Security Corp., 9.50%, 11/01/27		57	59,850

			1,962,448

Diversified Financial Services — 2.8%
Ally Financial, Inc., 8.00%, 11/01/31		177	242,335
Arrow Global Finance PLC, 5.13%, 09/15/24	GBP	100	121,729
Barclays PLC, (5 year UK Government Bond + 6.02%), 6.38%(d)(e)		200	255,190
BOC Aviation Ltd., 2.63%, 09/17/30	USD	200	197,214
China Development Bank Financial Leasing Co. Ltd., (5 year CMT + 2.75%), 2.88%, 09/28/30(d)		200	198,300
Credit Agricole SA(d)(e)
(5 year USD Swap + 4.90%), 7.88%(b)		200	221,000
(5 year USD Swap + 4.90%), 7.88%		200	221,000
Credit Suisse Group AG, (5 year USD Swap + 4.60%), 7.50%(d)(e)		200	211,062
Fairstone Financial, Inc., 7.88%, 07/15/24(b)		12	12,300
Garfunkelux Holdco 3 SA
7.50%, 08/01/22	EUR	200	216,200
8.50%, 11/01/22	GBP	100	118,326
(3 mo. Euribor + 3.50%), 3.50%, 09/01/23(a)	EUR	100	104,491
GE Capital Funding LLC, 4.40%, 05/15/30(b)	USD	400	429,563
Global Aircraft Leasing Co. Ltd., (6.50% Cash or 7.25% PIK), 6.50%, 09/15/24(b)(f)		66	35,176
HSBC Holdings PLC, (5 year EUR Swap + 5.34%), 6.00%(d)(e)	EUR	200	246,832
Inventive Global Investments Ltd., 1.65%, 09/03/25	USD	200	197,933
MAR Sukuk Ltd., 2.21%, 09/02/25		200	200,168
New Lion Bridge Co. Ltd., 9.75%, 10/10/20		400	397,000
Spectrum Brands, Inc.(b)
5.00%, 10/01/29		22	22,825
5.50%, 07/15/30		30	31,650
UniCredit SPA, (5 year CMT + 4.75%), 5.46%, 06/30/35(b)(d)		415	422,781

			4,103,075

Diversified Telecommunication Services — 1.9%
CenturyLink, Inc.
5.13%, 12/15/26(b)		212	217,807
Series P, 7.60%, 09/15/39		74	83,611
Series U, 7.65%, 03/15/42		85	94,988

S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Credit Strategies Fund (BR-CSF) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Telecommunication Services (continued)
CenturyLink, Inc. (continued)
Series Y, 7.50%, 04/01/24	USD	79	$88,448
Cincinnati Bell, Inc.(b)
7.00%, 07/15/24		13	13,382
8.00%, 10/15/25		18	19,013
Consolidated Communications, Inc., 6.50%, 10/01/28(b)(k)		38	38,760
Frontier Communications Corp.(b)
8.50%, 04/01/26		35	35,280
8.00%, 04/01/27		588	585,968
Intelsat Jackson Holdings SA, 8.00%, 02/15/24(b)		90	91,350
Oi SA, (10% Cash or 8.00% Cash + 4.00% PIK), 10.00%, 07/27/25(f)		120	115,294
SoftBank Group Corp.
3.13%, 09/19/25	EUR	300	348,530
4.00%, 09/19/29		100	117,203
(5 year USD ICE Swap + 4.23%), 6.00%(d)(e)	USD	400	368,000
Sprint Capital Corp.
6.88%, 11/15/28		15	18,750
8.75%, 03/15/32		107	156,628
Telecom Italia Capital SA
6.38%, 11/15/33		113	134,470
7.20%, 07/18/36		66	83,239
7.72%, 06/04/38		2	2,660
Telecom Italia Finance SA, 7.75%, 01/24/33	EUR	100	167,660

			2,781,041

Electric Utilities — 0.3%
Adani Transmission Ltd., 4.25%, 05/21/36	USD	199	198,204
Entergy Corp., 3.75%, 06/15/50		65	73,638
FirstEnergy Transmission LLC, 4.55%, 04/01/49(b)		65	76,412
PG&E Corp., 5.25%, 07/01/30		65	62,888
Pike Corp., 5.50%, 09/01/28(b)		33	33,204

			444,346

Electrical Equipment — 0.1%
Gates Global LLC/Gates Global Co., 6.25%, 01/15/26(b)		73	75,248
Pearl Holding III Ltd., 9.50%, 12/11/22		200	48,375

			123,623

Electronic Equipment, Instruments & Components — 0.3%
Energizer Holdings, Inc.(b)
6.38%, 07/15/26		18	19,354
7.75%, 01/15/27		77	84,122
4.75%, 06/15/28		62	64,164
Innolux Corp., Series 1, 0.00%, 01/22/25(g)(h)		200	217,098

			384,738

Energy Equipment & Services — 0.5%
Archrock Partners LP/Archrock Partners Finance Corp., 6.88%, 04/01/27(b)		25	23,947
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26		6	5,948
6.88%, 09/01/27		676	670,335

			700,230

Environmental, Maintenance, & Security Service — 0.5%
Covanta Holding Corp., 5.00%, 09/01/30		18	18,167
GFL Environmental, Inc.(b) 7.00%, 06/01/26		139	146,534

Security		Par (000)	Value

Environmental, Maintenance, & Security Service (continued)
GFL Environmental, Inc.(b) (continued)
5.13%, 12/15/26	USD	404	$417,170
8.50%, 05/01/27		30	32,550
Tervita Corp., 7.63%, 12/01/21(b)		26	23,725
Waste Pro USA, Inc., 5.50%, 02/15/26(b)		118	119,415

			757,561

Equity Real Estate Investment Trusts (REITs) — 0.5%
Diversified Healthcare Trust, 9.75%, 06/15/25		42	46,716
Fortune Star BVI Ltd., 6.85%, 07/02/24		200	206,000
Hilton Domestic Operating Co. Inc., 5.75%, 05/01/28(b)		30	31,613
Hilton Domestic Operating Co., Inc., 5.38%, 05/01/25(b)		29	30,285
Iron Mountain, Inc.(b)
4.88%, 09/15/29		8	8,140
5.25%, 07/15/30		81	84,442
4.50%, 02/15/31		17	17,160
5.63%, 07/15/32		91	96,096
Marriott International, Inc., Series EE, 5.75%, 05/01/25		75	83,702
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.Issuer, 5.88%, 10/01/28(b)		14	13,965
Service Properties Trust
4.50%, 06/15/23		10	9,807
4.35%, 10/01/24		8	7,240
7.50%, 09/15/25		65	69,075
Wyndham Destinations, Inc., 6.63%, 07/31/26(b)		27	28,285
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/28(b)		36	34,920

			767,446

Food & Staples Retailing — 0.5%
Albertsons Cos., Inc.(b)
5.88%, 02/15/28		71	75,793
4.88%, 02/15/30		89	92,782
Casino Guichard Perrachon SA, 3.58%, 02/07/25	EUR	100	88,575
Kraft Heinz Foods Co., 5.50%, 06/01/50(b)	USD	249	285,368
Picard Groupe SAS, (3 mo. Euribor + 3.00%), 3.00%, 11/30/23(a)	EUR	100	113,723
Post Holdings, Inc., 4.63%, 04/15/30(b)	USD	67	68,926
TreeHouse Foods, Inc., 4.00%, 09/01/28		19	19,216
U.S. Foods, Inc., 6.25%, 04/15/25(b)		25	26,469

			770,852

Food Products — 1.0%
Aramark Services, Inc.(b)
6.38%, 05/01/25		48	50,000
5.00%, 02/01/28		33	33,248
Chobani LLC/Chobani Finance Corp., Inc., 7.50%, 04/15/25(b)		175	180,910
FPC Resources Ltd., 4.38%, 09/11/27		200	202,250
JBS USA LUX SA/JBS USA Finance, Inc.(b)
5.75%, 06/15/25		235	241,709
6.75%, 02/15/28		286	310,310
Knight Castle Investments Ltd., 7.99%, 01/23/21		300	210,844
Tingyi Cayman Islands Holding Corp., 1.63%, 09/24/25		200	198,427

			1,427,698

Gas Utilities — 0.1%
Ferrellgas LP/Ferrellgas Finance Corp., 10.00%, 04/15/25(b)		100	108,250

Health Care Equipment & Supplies — 0.9%
Avantor Funding, Inc., 4.63%, 07/15/28(b)		186	192,975

4

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Credit Strategies Fund (BR-CSF) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Health Care Equipment & Supplies (continued)
Avantor, Inc., 6.00%, 10/01/24(b)	USD	358	$374,110
Becton Dickinson & Co., 3.79%, 05/20/50		120	134,222
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA(b)
7.38%, 06/01/25		117	118,755
7.25%, 02/01/28		504	524,160

			1,344,222

Health Care Providers & Services — 1.4%
Acadia Healthcare Co, Inc., 5.50%, 07/01/28(b)		41	42,169
Acadia Healthcare Co., Inc., 5.00%, 04/15/29(b)(k)		23	23,201
AdaptHealth LLC, 6.13%, 08/01/28(b)		29	30,021
AHP Health Partners, Inc., 9.75%, 07/15/26(b)		5	5,363
Centene Corp.
4.25%, 12/15/27		21	21,975
4.63%, 12/15/29		49	52,854
CHS/Community Health Systems, Inc.(b)
8.63%, 01/15/24		212	210,940
6.63%, 02/15/25		41	39,668
8.00%, 03/15/26		213	209,379
LifePoint Health, Inc.(b)
6.75%, 04/15/25		38	39,995
4.38%, 02/15/27		39	39,049
Polaris Intermediate Corp., (8.50% Cash or 9.25% PIK), 8.50%, 12/01/22(b)(f)		116	117,814
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health Inc., 9.75%, 12/01/26(b)		5	5,313
Surgery Center Holdings, Inc.(b)
6.75%, 07/01/25		369	367,155
10.00%, 04/15/27		43	45,795
Tenet Healthcare Corp.
8.13%, 04/01/22		102	113,414
7.50%, 04/01/25(b)		36	38,700
4.88%, 01/01/26(b)		142	144,579
6.25%, 02/01/27(b)		134	138,316
5.13%, 11/01/27(b)		159	163,325
4.63%, 06/15/28(b)		28	28,403
6.13%, 10/01/28(b)		85	82,662
Vizient, Inc., 6.25%, 05/15/27(b)		47	49,232

			2,009,322

Health Care Technology — 0.4%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., 5.75%, 03/01/25(b)		538	545,693

Hotels, Restaurants & Leisure — 3.0%
1011778 BC ULC/New Red Finance, Inc.(b)
5.75%, 04/15/25		40	42,700
5.00%, 10/15/25		118	120,992
Boyd Gaming Corp.
8.63%, 06/01/25(b)		39	42,755
6.38%, 04/01/26		23	23,947
4.75%, 12/01/27		35	34,344
Boyne USA, Inc., 7.25%, 05/01/25(b)		12	12,600
Caesars Entertainment, Inc.(b)
6.25%, 07/01/25		283	295,804
8.13%, 07/01/27		170	180,200
Caesars Resort Collection LLC/CRC Finco, Inc., 5.75%, 07/01/25(b)		92	94,875

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, 5.50%, 05/01/25(b)	USD	81	$83,430
Churchill Downs, Inc.(b)
5.50%, 04/01/27		233	243,205
4.75%, 01/15/28		231	232,155
Codere Finance 2 Luxembourg SA
6.75%, 11/01/21(i)(j)	EUR	200	127,797
12.75%, 09/30/23		51	59,785
Golden Nugget, Inc., 6.75%, 10/15/24(b)	USD	378	315,630
International Game Technology PLC, 3.50%, 06/15/26	EUR	200	222,170
IRB Holding Corp., 7.00%, 06/15/25(b)	USD	29	30,921
Las Vegas Sands Corp.
2.90%, 06/25/25		5	4,994
3.50%, 08/18/26		7	7,094
3.90%, 08/08/29		7	6,999
McDonald’s Corp., 4.20%, 04/01/50		40	48,684
Powdr Corp., 6.00%, 08/01/25(b)		36	36,810
Scientific Games International, Inc.(b)
8.63%, 07/01/25		40	41,739
8.25%, 03/15/26		75	78,307
7.00%, 05/15/28		40	40,098
7.25%, 11/15/29		33	33,495
SeaWorld Parks & Entertainment, Inc., 9.50%, 08/01/25(b)		25	25,974
Sisal Group SpA, 7.00%, 07/31/23	EUR	69	81,396
Six Flags Theme Parks, Inc., 7.00%, 07/01/25(b)	USD	144	153,180
Station Casinos LLC, 4.50%, 02/15/28(b)		29	26,680
Stonegate Pub Co. Financing 2019 PLC
8.00%, 07/13/25	GBP	340	394,847
8.25%, 07/31/25		300	358,050
Vail Resorts, Inc., 6.25%, 05/15/25(b)	USD	31	32,899
Wagamama Finance PLC, 4.13%, 07/01/22	GBP	100	119,342
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27(b)	USD	36	33,480
Wynn Macau Ltd., 5.50%, 01/15/26		400	394,600
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(b)
7.75%, 04/15/25		41	43,422
5.13%, 10/01/29		84	80,010
Yum! Brands, Inc., 7.75%, 04/01/25(b)		88	97,596

			4,303,006

Household Durables — 0.6%
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.63%, 01/15/28(b)		10	10,050
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp.(b)
6.25%, 09/15/27		40	40,337
4.88%, 02/15/30		62	58,033
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25(b)		47	49,585
Diebold Nixdorf, Inc., 9.38%, 07/15/25(b)		20	21,100
Installed Building Products, Inc., 5.75%, 02/01/28(b)		18	18,945
K Hovnanian Enterprises, Inc., 7.75%, 02/15/26(b)		82	82,820
Mattamy Group Corp.(b)
5.25%, 12/15/27		20	20,550
4.63%, 03/01/30		37	37,466
Modern Land China Co. Ltd.
12.85%, 10/25/21		200	205,000
11.80%, 02/26/22		200	203,000

S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Credit Strategies Fund (BR-CSF) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Household Durables (continued)
NCR Corp.(b)
8.13%, 04/15/25	USD	16	$17,684
5.75%, 09/01/27		21	21,955
5.00%, 10/01/28		21	21,017
6.13%, 09/01/29		36	38,121
5.25%, 10/01/30		22	22,000
Taylor Morrison Communities, Inc., 5.13%, 08/01/30(b)		29	30,885
TRI Pointe Group, Inc., 5.70%, 06/15/28		11	12,045

			910,593

Independent Power and Renewable Electricity Producers — 1.5%
Calpine Corp.(b)
5.13%, 03/15/28		221	228,735
4.63%, 02/01/29		107	106,799
5.00%, 02/01/31		107	109,065
China Shuifa Singyes Energy Holdings Ltd., (2.00% Cash or 4.00% PIK), 6.00%, 12/19/22(f)		203	184,219
Clearway Energy Operating LLC, 4.75%, 03/15/28(b)		50	51,625
Greenko Dutch BV, 5.25%, 07/24/24		250	254,297
Greenko Solar Mauritius Ltd., 5.95%, 07/29/26		400	414,000
Neerg Energy Ltd., 6.00%, 02/13/22		400	399,125
ReNew Power Pvt Ltd., 5.88%, 03/05/27		200	198,860
ReNew Power Synthetic, 6.67%, 03/12/24		200	206,250

			2,152,975

Insurance — 1.7%
Acrisure LLC/Acrisure Finance, Inc., 8.13%, 02/15/24(b)		7	7,333
Alliant Holdings Intermediate LLC/Alliant Holdings Co.- Issuer, 6.75%, 10/15/27(b)		675	708,156
AmWINS Group, Inc., 7.75%, 07/01/26(b)		45	48,150
Asahi Mutual Life Insurance Co., (5 year USD Swap + 4.59%), 6.50%(d)(e)		200	214,500
ELM BV for Swiss Re Ltd., Series SREN, 3.25%, 06/13/24(g)		200	208,128
GTCR AP Finance, Inc., 8.00%, 05/15/27(b)		35	36,925
HUB International Ltd., 7.00%, 05/01/26(b)		416	431,080
Liberty Mutual Group, Inc., (5 year EUR Swap + 3.70%), 3.63%, 05/23/59(d)	EUR	100	115,486
Marsh & McLennan Cos., Inc., 2.25%, 11/15/30	USD	205	214,516
QBE Insurance Group Ltd., (10 year USD ICE Swap Rate + 4.40%), 5.88%, 06/17/46(d)		200	218,511
Union Life Insurance Co. Ltd., 3.00%, 09/19/21		200	186,437

			2,389,222

Interactive Media & Services — 0.3%
21Vianet Group, Inc., 7.88%, 10/15/21		400	408,500
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc., 10.75%, 06/01/28(b)		19	20,710

			429,210

Internet Software & Services — 0.6%
Baozun, Inc., 1.63%, 05/01/24(g)		103	94,798
Expedia Group, Inc., 6.25%, 05/01/25(b)		447	493,000
Uber Technologies, Inc.(b)
7.50%, 11/01/23		19	19,792
7.50%, 05/15/25		124	132,133
8.00%, 11/01/26		47	50,092
7.50%, 09/15/27		42	44,940
6.25%, 01/15/28		38	39,034

			873,789

Security		Par (000)	Value

IT Services(b) — 0.8%
Banff Merger Sub, Inc., 9.75%, 09/01/26	USD	686	$725,170
Dun & Bradstreet Corp.
6.88%, 08/15/26		95	102,035
10.25%, 02/15/27		76	85,880
Science Applications International Corp., 4.88%, 04/01/28		42	42,642
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, 06/01/25		172	175,545

			1,131,272

Leisure Products — 0.2%
Mattel, Inc.
6.75%, 12/31/25(b)		146	154,030
5.88%, 12/15/27(b)		47	50,583
6.20%, 10/01/40		5	4,845
5.45%, 11/01/41		25	23,378

			232,836

Machinery — 0.6%
Clark Equipment Co., 5.88%, 06/01/25(b)		54	55,958
Platin 1426 GmbH, 5.38%, 06/15/23	EUR	100	110,210
Titan Acquisition Ltd/Titan Co-Borrower LLC, 7.75%, 04/15/26(b)	USD	328	326,360
Vertical Midco GmbH, 4.38%, 07/15/27	EUR	315	375,046

			867,574

Media — 6.0%
Altice Financing SA, 7.50%, 05/15/26(b)	USD	606	641,469
Altice France Holding SA
8.00%, 05/15/27	EUR	100	124,280
10.50%, 05/15/27(b)	USD	400	444,500
6.00%, 02/15/28(b)		200	190,758
Block Communications, Inc., 4.88%, 03/01/28(b)		23	23,460
CCO Holdings LLC/CCO Holdings Capital Corp.(b)
5.13%, 05/01/27		147	154,676
4.75%, 03/01/30		8	8,470
4.50%, 08/15/30		173	181,658
4.25%, 02/01/31		112	116,084
4.50%, 05/01/32		206	215,012
Charter Communications Operating LLC/Charter Communications Operating Capital, 5.75%, 04/01/48		500	623,794
Clear Channel Worldwide Holdings, Inc.
9.25%, 02/15/24		405	392,607
5.13%, 08/15/27(b)		237	227,579
Comcast Corp.
1.95%, 01/15/31		360	370,022
3.75%, 04/01/40		110	128,643
4.70%, 10/15/48		175	233,380
Connect Finco Sarl/Connect US Finco LLC, 6.75%, 10/01/26(b)		805	807,536
CSC Holdings LLC(b)
6.50%, 02/01/29		368	408,020
5.75%, 01/15/30		200	212,500
DISH DBS Corp.
5.88%, 07/15/22		12	12,480
7.75%, 07/01/26		86	94,545
Entercom Media Corp., 6.50%, 05/01/27(b)		34	29,580
Globe Telecom, Inc., 2.50%, 07/23/30		200	193,250
Live Nation Entertainment, Inc., 6.50%, 05/15/27(b)		187	201,818
Radiate Holdco LLC/Radiate Finance, Inc.(b) 4.50%, 09/15/26		115	114,976

6

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Credit Strategies Fund (BR-CSF) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Media (continued)
Radiate Holdco LLC/Radiate Finance, Inc.(b) (continued)
6.50%, 09/15/28	USD	190	$194,705
SES SA, (5 year EUR Swap + 5.40%), 5.63%(d)(e)	EUR	100	123,836
Summer BC Holdco A Sarl, 9.25%, 10/31/27		180	195,441
Summer BC Holdco B Sarl, 5.75%, 10/31/26		100	114,924
Summer BidCo BV, (9.00% Cash or 9.75% PIK), 9.75%, 11/15/25(f)		105	123,428
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/28(b)	USD	200	210,000
Telesat Canada/Telesat LLC, 4.88%, 06/01/27(b)		55	55,223
Terrier Media Buyer, Inc., 8.88%, 12/15/27(b)		175	176,312
Univision Communications, Inc., 6.63%, 06/01/27(b)		108	105,435
Virgin Media Vendor Financing Notes III DAC, 4.88%, 07/15/28	GBP	100	129,990
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28(b)	USD	200	199,500
WMG Acquisition Corp., 3.88%, 07/15/30(b)		31	31,967
Zayo Group Holdings, Inc.(b)
4.00%, 03/01/27		312	307,078
6.13%, 03/01/28		472	487,198

			8,606,134

Metals & Mining — 2.2%
Arconic Corp.(b)
6.00%, 05/15/25		70	74,755
6.13%, 02/15/28		39	40,048
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(b)		296	299,300
Constellium SE, 5.88%, 02/15/26(b)		408	418,624
Freeport-McMoRan, Inc., 5.45%, 03/15/43		626	694,096
Joseph T Ryerson & Son, Inc., 8.50%, 08/01/28(b)		24	25,260
Kaiser Aluminum Corp.(b)
6.50%, 05/01/25		22	22,677
4.63%, 03/01/28		3	2,798
Mongolian Mining Corp/Energy Resources LLC, 9.25%, 04/15/24		400	297,250
New Gold, Inc.(b)
6.38%, 05/15/25		28	28,910
7.50%, 07/15/27		79	84,135
Novelis Corp.(b)
5.88%, 09/30/26		471	483,953
4.75%, 01/30/30		147	144,386
thyssenkrupp AG, 2.88%, 02/22/24	EUR	100	109,947
United States Steel Corp., 12.00%, 06/01/25(b)	USD	96	102,191
Vedanta Resources Finance II PLC, 8.00%, 04/23/23		450	353,391

			3,181,721

Multiline Retail — 0.7%
Dufry One BV, 2.50%, 10/15/24	EUR	200	202,444
Future Retail Ltd., 5.60%, 01/22/25	USD	250	211,190
Macy’s Inc., 8.38%, 06/15/25(b)		103	106,495
Nordstrom, Inc., 8.75%, 05/15/25(b)		451	494,230

			1,014,359

Multi-Utilities — 0.1%
NiSource, Inc., 3.60%, 05/01/30		120	136,737

Office Supplies & Equipment — 0.3%
BY Crown Parent LLC, 7.38%, 10/15/24(b)		394	399,910

Oil, Gas & Consumable Fuels — 4.3%
Apache Corp. 4.88%, 11/15/27		40	37,800

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Apache Corp. (continued)
5.10%, 09/01/40	USD	11	$9,852
5.25%, 02/01/42		5	4,475
4.75%, 04/15/43		58	51,584
4.25%, 01/15/44		8	6,800
5.35%, 07/01/49		11	9,708
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.00%, 04/01/22(b)		92	90,620
Baytex Energy Corp., 8.75%, 04/01/27(b)		39	17,599
Brand Industrial Services, Inc., 8.50%, 07/15/25(b)		242	228,690
Buckeye Partners LP
4.13%, 03/01/25(b)		21	19,950
3.95%, 12/01/26		7	6,523
4.50%, 03/01/28(b)		52	50,115
5.85%, 11/15/43		21	19,453
5.60%, 10/15/44		30	26,609
Callon Petroleum Co.
6.25%, 04/15/23		8	2,560
8.25%, 07/15/25		190	51,300
Cenovus Energy, Inc.
3.00%, 08/15/22		16	15,596
3.80%, 09/15/23		9	8,694
5.38%, 07/15/25		120	115,492
5.40%, 06/15/47		8	6,759
Centennial Resource Production LLC, 6.88%, 04/01/27(b)		30	12,225
CITGO Petroleum Corp., 7.00%, 06/15/25(b)		54	53,258
CNX Resources Corp., 7.25%, 03/14/27(b)		38	38,760
Comstock Resources, Inc.
7.50%, 05/15/25(b)		26	24,440
9.75%, 08/15/26		79	81,001
Continental Resources, Inc., 4.90%, 06/01/44		61	45,943
CrownRock LP/CrownRock Finance, Inc., 5.63%, 10/15/25(b)		211	198,867
CVR Energy, Inc.(b)
5.25%, 02/15/25		38	33,060
5.75%, 02/15/28		13	11,050
DCP Midstream Operating LP
5.63%, 07/15/27		39	39,897
6.75%, 09/15/37(b)		111	106,560
Diamondback Energy, Inc.
4.75%, 05/31/25		125	134,842
3.50%, 12/01/29		37	35,869
eG Global Finance PLC, 6.25%, 10/30/25		342	399,174
Endeavor Energy Resources LP/EER Finance, Inc.(b)
6.63%, 07/15/25		35	35,963
5.50%, 01/30/26		26	25,805
EnLink Midstream Partners LP
5.60%, 04/01/44		16	10,280
5.05%, 04/01/45		2	1,270
EOG Resources, Inc., 4.38%, 04/15/30		160	188,526
EQM Midstream Partners LP
6.00%, 07/01/25(b)		52	53,625
4.13%, 12/01/26		14	13,342
6.50%, 07/01/27(b)		69	73,141
EQT Corp., 3.90%, 10/01/27		22	20,254
Genesis Energy LP/Genesis Energy Finance Corp., 7.75%, 02/01/28		21	18,246
Harvest Midstream I LP, 7.50%, 09/01/28(b)		56	55,720
Hess Midstream Operations LP, 5.13%, 06/15/28(b)		21	20,961

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Credit Strategies Fund (BR-CSF) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Hilong Holding Ltd., 8.25%, 09/26/22(i)(j)	USD	400	$199,500
Holly Energy Partners LP/Holly Energy Finance Corp., 5.00%, 02/01/28(b)		29	28,275
Indigo Natural Resources LLC, 6.88%, 02/15/26(b)		8	7,786
Ithaca Energy North Sea PLC, 9.38%, 07/15/24(b)		200	186,000
Kinder Morgan, Inc., 5.20%, 03/01/48		75	87,884
MasTec, Inc., 4.50%, 08/15/28(b)		39	39,390
Matador Resources Co., 5.88%, 09/15/26		73	61,024
Medco Oak Tree Pte Ltd., 7.38%, 05/14/26		200	190,937
MEG Energy Corp., 7.00%, 03/31/24(b)		38	35,340
MGM Growth Properties Operating Partnership LP/MGP
Finance Co-Issuer, Inc., 4.63%, 06/15/25(b)		85	86,700
Murphy Oil Corp., 6.38%, 12/01/42		2	1,570
Murphy Oil USA, Inc., 4.75%, 09/15/29		27	28,755
Neptune Energy Bondco PLC, 6.63%, 05/15/25(b)		400	356,768
New Enterprise Stone & Lime Co. Inc., 9.75%, 07/15/28(b)		12	12,960
New Fortress Energy, Inc., 6.75%, 09/15/25(b)		287	300,058
NGPL PipeCo LLC, 7.77%, 12/15/37(b)		96	122,199
NuStar Logistics LP, 5.75%, 10/01/25		20	20,656
Occidental Petroleum Corp.
2.70%, 08/15/22		9	8,409
4.30%, 08/15/39		71	49,214
6.20%, 03/15/40		113	93,632
4.50%, 07/15/44		16	11,450
4.63%, 06/15/45		96	69,360
6.60%, 03/15/46		3	2,584
4.40%, 04/15/46		56	39,772
4.10%, 02/15/47		13	8,776
4.20%, 03/15/48		28	19,250
4.40%, 08/15/49		20	14,002
Parkland Corp., 5.88%, 07/15/27(b)		29	30,486
PBF Holding Co. LLC/PBF Finance Corp., 9.25%, 05/15/25(b)		110	112,752
PDC Energy, Inc.
6.13%, 09/15/24		2	1,905
5.75%, 05/15/26		20	18,571
Pertamina Persero PT, 4.18%, 01/21/50		200	201,650
QEP Resources, Inc.
5.38%, 10/01/22		4	3,280
5.25%, 05/01/23		85	61,837
5.63%, 03/01/26		15	8,513
Range Resources Corp.
5.00%, 08/15/22		6	5,788
5.00%, 03/15/23		11	10,450
Rattler Midstream LP, 5.63%, 07/15/25(b)		46	46,345
Sabine Pass Liquefaction LLC, 4.50%, 05/15/30(b)		46	51,817
Santos Finance Ltd., 5.25%, 03/13/29		200	220,211
SM Energy Co.
6.13%, 11/15/22		7	5,446
10.00%, 01/15/25(b)		18	17,100
Southwestern Energy Co., 8.38%, 09/15/28		26	25,548
Sunoco Logistics Partners Operations LP, 5.40%, 10/01/47		250	236,042
Sunoco LP/Sunoco Finance Corp., 6.00%, 04/15/27		2	2,055
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 7.50%, 10/01/25(b)		21	21,085
Targa Resources Partners LP/Targa Resources Partners Finance Corp.(b) 5.50%, 03/01/30		61	61,064

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Targa Resources Partners LP/Targa Resources Partners Finance Corp.(b) (continued)
4.88%, 02/01/31	USD	58	$56,169
Thaioil Treasury Center Co. Ltd., 3.75%, 06/18/50		200	189,812
Transocean, Inc., 11.50%, 01/30/27(b)		21	8,614
Viper Energy Partners LP, 5.38%, 11/01/27(b)		35	34,475
Western Midstream Operating LP
5.30%, 03/01/48		62	49,910
6.25%, 02/01/50		53	49,091
WPX Energy, Inc.
5.88%, 06/15/28		37	38,665
4.50%, 01/15/30		76	74,718

			6,237,908

Personal Products — 0.1%
Coty, Inc., 4.75%, 04/15/26	EUR	200	181,594
Edgewell Personal Care Co., 5.50%, 06/01/28(b)	USD	35	36,828

			218,422

Pharmaceuticals — 2.4%
AbbVie, Inc., 4.75%, 03/15/45(b)		250	302,123
Bausch Health Cos., Inc.
4.50%, 05/15/23	EUR	200	232,300
6.13%, 04/15/25(b)	USD	706	722,768
7.00%, 01/15/28(b)		62	65,720
5.00%, 01/30/28(b)		55	53,419
6.25%, 02/15/29(b)		105	107,999
7.25%, 05/30/29(b)		62	66,805
5.25%, 01/30/30(b)		103	101,455
Endo Dac/Endo Finance LLC/Endo Finco, Inc., 9.50%, 07/31/27(b)		3	3,135
Jaguar Holding Co. II/PPD Development LP, 5.00%, 06/15/28(b)		99	103,331
Luye Pharma Group Ltd., 1.50%, 07/09/24(g)		400	392,048
MEDNAX, Inc., 6.25%, 01/15/27(b)		72	74,697
Nidda BondCo GmbH
5.00%, 09/30/25	EUR	100	113,709
7.25%, 09/30/25		100	119,004
Par Pharmaceutical, Inc., 7.50%, 04/01/27(b)	USD	383	401,261
Rossini Sarl, 6.75%, 10/30/25	EUR	100	123,166
Takeda Pharmaceutical Co. Ltd., 2.05%, 03/31/30	USD	245	247,412
Teva Pharmaceutical Finance Netherlands II BV
6.00%, 01/31/25	EUR	100	120,066
1.88%, 03/31/27		100	98,376
West Street Merger Sub, Inc., 6.38%, 09/01/25(b)	USD	79	80,563

			3,529,357

Producer Durables: Miscellaneous — 1.4%
Boxer Parent Co., Inc.
6.50%, 10/02/25	EUR	400	483,575
7.13%, 10/02/25(b)	USD	76	81,173
9.13%, 03/01/26(b)		131	138,860
Celestial Dynasty Ltd., 4.25%, 06/27/29		200	203,125
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Ho, 10.00%, 11/30/24(b)		588	622,692
Oracle Corp., 4.00%, 11/15/47		425	503,847

			2,033,272

Professional Services — 0.0%
Gartner, Inc., 4.50%, 07/01/28(b)		54	56,767

8

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Credit Strategies Fund (BR-CSF) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Real Estate Management & Development — 9.9%
Agile Group Holdings Ltd., (5 year CMT + 11.08%), 7.75%(d)(e)	USD	600	$599,250
APL Realty Holdings Pte Ltd., 5.95%, 06/02/24		200	136,875
Central China Real Estate Ltd.
6.75%, 11/08/21		200	200,838
7.25%, 04/24/23		400	401,000
7.90%, 11/07/23		200	201,000
China Aoyuan Group Ltd.
7.95%, 02/19/23		400	414,000
6.35%, 02/08/24		250	248,125
China Evergrande Group
11.50%, 01/22/23		290	257,103
12.00%, 01/22/24		450	394,594
China Resources Land Ltd., (5 year CMT + 5.14%), 3.75%(d)(e)		200	203,562
China SCE Group Holdings Ltd., 7.25%, 04/19/23		400	406,125
CIFI Holdings Group Co. Ltd., 6.45%, 11/07/24		200	204,500
Consus Real Estate AG, 9.63%, 05/15/24	EUR	200	249,277
Country Garden Holdings Co. Ltd., 4.80%, 08/06/30	USD	200	209,750
Cushman & Wakefield US Borrower LLC, 6.75%, 05/15/28(b)		60	62,289
Elect Global Investments Ltd., (5 year CMT + 2.89%), 4.10%(d)(e)		250	243,750
Fantasia Holdings Group Co. Ltd.
11.75%, 04/17/22		400	409,750
12.25%, 10/18/22		200	205,500
Howard Hughes Corp., 5.38%, 08/01/28(b)		65	64,967
JGC Ventures Pte Ltd., 10.75%, 08/30/21		200	79,750
Jingrui Holdings Ltd., 10.88%, 10/04/21		200	193,687
Jinke Properties Group Co. Ltd., 8.38%, 06/20/21		400	405,375
Kaisa Group Holdings Ltd.
11.95%, 10/22/22		200	206,500
10.88%, 07/23/23		350	347,375
9.38%, 06/30/24		400	375,500
KWG Group Holdings Ltd., 7.88%, 09/01/23		200	205,500
Logan Group Co. Ltd., 6.50%, 07/16/23		400	407,375
New Metro Global Ltd., 7.50%, 12/16/21		200	205,250
No Va Land Investment Group Corp., 5.50%, 04/27/23(g)		400	405,916
Powerlong Real Estate Holdings Ltd.
7.13%, 11/08/22		210	216,300
6.95%, 07/23/23		200	204,000
Realogy Group LLC/Realogy Co-Issuer Corp., 7.63%, 06/15/25(b)		27	28,283
Redco Properties Group Ltd., 8.50%, 08/19/21		200	198,100
Redsun Properties Group Ltd., 9.95%, 04/11/22		400	409,875
Ronshine China Holdings Ltd., 8.95%, 01/22/23		400	408,750
Scenery Journey Ltd.
11.00%, 11/06/20		400	398,250
11.50%, 10/24/22		200	181,000
Seazen Group Ltd., 6.45%, 06/11/22		200	201,500
Shimao Group Holdings Ltd., 5.60%, 07/15/26		350	382,484
Sino-Ocean Land Treasure IV Ltd., 4.75%, 08/05/29		300	303,375
Sunac China Holdings Ltd., 7.00%, 07/09/25		405	390,805
Times China Holdings Ltd.
7.63%, 02/21/22		300	305,625
6.75%, 07/08/25		200	203,505
Wanda Group Overseas Ltd., 7.50%, 07/24/22		400	385,500
Wanda Properties Overseas Ltd., 6.88%, 07/23/23		200	197,812
Yango Justice International Ltd., 7.50%, 04/15/24		300	298,500
Yuzhou Group Holdings Co. Ltd., 8.30%, 05/27/25		400	402,750

Security		Par (000)	Value

Real Estate Management & Development (continued)
Yuzhou Properties Co. Ltd., 6.00%, 10/25/23	USD	200	$198,250
Zhenro Properties Group Ltd.
9.15%, 03/08/22		200	206,750
8.70%, 08/03/22		200	204,500
8.35%, 03/10/24		200	201,750
7.35%, 02/05/25		200	191,000
Zhongliang Holdings Group Co. Ltd., 8.75%, 06/27/21		200	199,000

			14,262,147

Road & Rail — 0.0%
CSX Corp., 3.80%, 04/15/50		60	71,410

Semiconductors & Semiconductor Equipment — 0.8%
ams AG
6.00%, 07/31/25	EUR	201	248,577
Series AMS, 0.00%, 03/05/25(g)(h)		200	173,538
Broadcom, Inc., 4.70%, 04/15/25	USD	350	397,709
NVIDIA Corp., 3.50%, 04/01/50		205	239,907
NXP BV/NXP Funding LLC/NXP USA, Inc., 3.40%, 05/01/30(b)		100	109,471

			1,169,202

Software(b) — 0.3%
Solera LLC/Solera Finance, Inc., 10.50%, 03/01/24		221	230,945
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 5.75%, 06/01/25		39	40,853
Veritas US, Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25		114	117,562

			389,360

Specialty Retail — 0.8%
Douglas GmbH, 6.25%, 07/15/22	EUR	100	107,279
Gap Inc. (The), 8.63%, 05/15/25(b)	USD	450	492,750
Gap, Inc., 8.88%, 05/15/27(b)		31	35,263
L Brands, Inc.(b)
6.88%, 07/01/25		83	89,640
6.63%, 10/01/30		22	22,385
Michaels Stores, Inc., 4.75%, 10/01/27(b)(k)		24	23,790
PetSmart, Inc., 5.88%, 06/01/25(b)		152	155,587
Staples, Inc., 7.50%, 04/15/26(b)		131	121,065
Tendam Brands SAU, (3 mo. Euribor + 5.25%), 5.25%, 09/15/24(a)	EUR	100	95,100

			1,142,859

Technology Hardware, Storage & Peripherals — 0.1%
Dell International LLC/EMC Corp., 5.85%, 07/15/25(b)	USD	130	151,475

Telecommunications Equipment — 0.0%
ViaSat, Inc., 6.50%, 07/15/28(b)		71	71,103

Textiles, Apparel & Luxury Goods — 1.5%
Calceus Acquisition, Inc., 9.75%, 02/12/25(l)		1,933	2,093,990
European TopSoho Sarl, Series SMCP, 4.00%, 09/21/21(g)	EUR	100	51,324
Prime Bloom Holdings Ltd., 6.95%, 07/05/22	USD	200	37,625
William Carter Co., 5.50%, 05/15/25(b)		12	12,570
Wolverine World Wide Inc., 6.38%, 05/15/25(b)		12	12,660

			2,208,169

Thrifts & Mortgage Finance — 0.3%
Genworth Mortgage Holdings, Inc., 6.50%, 08/15/25(b)		61	63,727
MGIC Investment Corp., 5.25%, 08/15/28		37	38,163
Mongolian Mortgage Corp. Hfc LLC, 9.75%, 01/29/22		200	193,437

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Credit Strategies Fund (BR-CSF) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Thrifts & Mortgage Finance (continued)
Nationstar Mortgage Holdings, Inc.(b)
6.00%, 01/15/27	USD	60	$61,162
5.50%, 08/15/28		48	47,940

			404,429

Tobacco — 0.1%
Altria Group, Inc., 4.45%, 05/06/50		95	105,715
BAT Capital Corp., 4.54%, 08/15/47		100	107,087

			212,802

Transportation Infrastructure — 0.2%
Rubis Terminal Infra SAS, 5.63%, 05/15/25	EUR	300	362,639

Utilities — 0.3%
China Huadian Overseas Development 2018 Ltd., (5 year CMT + 6.07%), 3.38%(d)(e)	USD	200	204,250
Huachen Energy Co. Ltd., 6.63%, 05/18/20(c)(i)		200	71,000
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 08/15/28(b)		110	114,125

			389,375

Wireless Telecommunication Services — 1.2%
Altice France SA
7.38%, 05/01/26(b)		408	427,543
5.88%, 02/01/27	EUR	200	247,561
4.13%, 01/15/29		100	117,169
Crown Castle International Corp.
3.30%, 07/01/30	USD	105	114,825
4.15%, 07/01/50		70	80,012
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc., 9.88%, 05/01/24(b)		3	3,207
T-Mobile USA, Inc., 3.88%, 04/15/30(b)		100	113,462
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC
6.00%, 04/15/23(b)		39	39,220
8.25%, 10/15/23		43	42,355
7.88%, 02/15/25(b)		87	92,194
VICI Properties LP/VICI Note Co., Inc., 4.13%, 08/15/30(b)		313	307,914
Vmed O2 UK Financing I PLC, 3.25%, 01/31/31	EUR	133	154,961

			1,740,423

Total Corporate Bonds — 70.5% (Cost: $100,047,951)			101,965,014

Floating Rate Loan Interests(a)

Aerospace & Defense — 0.9%
Bleriot US Bidco, Inc.
Delayed Draw Term Loan, (3 mo. LIBOR + 4.75%), 4.97%, 10/31/26	USD	2	2,105
Term Loan B, (3 mo. LIBOR + 4.75%), 4.97%, 10/31/26		14	13,475
Dynasty Acquisition Co., Inc.
2020 CAD Term Loan B2, (3 mo. LIBOR + 3.50%), 3.72%, 04/06/26		42	37,060
2020 Term Loan B1, (3 mo. LIBOR + 3.50%), 3.72%, 04/06/26		79	68,932
Nordam Group, Inc., Term Loan B, (PRIME + 4.50%), 5.69%, 04/09/26(l)		25	20,685
One Sky Flight, LLC, Term Loan, 0.00%, 12/27/24(l)(m)		953	962,770

Security		Par (000)	Value

Aerospace & Defense (continued)
Spirit Aerosystems, Inc., 2020 Term Loan B, 6.00%, 01/31/25(l)(m)	USD	32	$31,920
Trandigm, Inc., 2020 Term Loan F, (1 mo. LIBOR + 2.25%), 2.40%, 12/09/25		105	99,400
TransDigm, Inc., 2020 Term Loan G, (1 mo. LIBOR + 2.25%), 2.40%, 08/22/24		4	3,920

			1,240,267

Air Freight & Logistics — 0.0%
WestJet Airlines Ltd., Term Loan B, (6 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 12/11/26		73	62,967

Airlines — 0.2%
American Airlines, Inc.
2017 1st Lien Term Loan, (1 mo. LIBOR + 1.75%), 1.90%, 01/29/27		10	7,638
2017 Incremental Term Loan, (1 mo. LIBOR + 2.00%), 2.15%, 12/14/23		55	44,444
Repriced TL B due 2023, (1 mo. LIBOR + 2.00%), 2.15%, 04/28/23		76	61,747
JetBlue Airways Corp., Term Loan, (3 mo. LIBOR + 5.25%, 1.00% Floor), 6.25%, 06/17/24		22	21,540
Mileage Plus Holdings LLC, 2020 Term Loan B, (3 mo. LIBOR + 5.25%, 1.00% Floor), 6.25%, 06/20/27		87	88,354

			223,723

Auto Components — 1.5%
MetricStream, Inc., Teram Loan, 0.00%, 09/28/24(l)(m)		2,000	1,960,000
Panther BF Aggregator 2 LP, USD Term Loan B, (1 mo. LIBOR + 3.50%), 3.65%, 04/30/26		135	131,355
USI, Inc.
2017 Repriced Term Loan, (3 mo. LIBOR + 3.00%), 3.22%, 05/16/24		92	88,474
2019 Incremental Term Loan B, (3 mo. LIBOR + 4.00%), 4.22%, 12/02/26		5	4,905
Wand NewCo 3, Inc., 2020 Term Loan, (1 mo. LIBOR + 3.00%), 3.15%, 02/05/26		45	43,511

			2,228,245

Banks — 0.1%
Capri Finance LLC, USD 2017 1st Lien Term Loan, (3 mo. LIBOR + 3.00%), 3.26%, 11/01/24		95	94,691

Building Materials — 0.0%
Allied Universal Holdco LLC, 2019 Term Loan B, (1 mo. LIBOR + 4.25%), 4.40%, 07/12/26		43	42,600

Building Products — 0.4%
Coolsys, Inc.(l)(m)
Delayed Draw Term Loan, 0.00%, 11/20/26		25	24,573
Term Loan, 0.00%, 11/20/26		427	425,366
CPG International, Inc., 2017 Term Loan, (3 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 05/05/24		51	51,409
Wilsonart LLC, 2017 Term Loan B, (3 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 12/19/23		106	104,624

			605,972

Capital Markets — 0.4%
Deerfield Dakota Holding LLC, 2020 USD Term Loan B, (1 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 04/09/27		76	75,983
GT Polaris, Inc., Term Loan B, (3 mo. LIBOR + 4.00%, 1.00% Floor), 5.00%, 09/24/27		17	16,856

10

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Credit Strategies Fund (BR-CSF) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Capital Markets (continued)
Pico Quntitatve Trade Holding LLC, Term Loan, 0.00%, 02/05/25(l)(m)	USD	439	$427,928
Travelport Finance (Luxembourg) Sarl
2019 Term Loan, (3 mo. LIBOR + 5.00%), 5.22%, 05/29/26		31	22,912
2020 Super Priority Term Loan, (3 mo. LIBOR + 7.00%), 8.00%, 02/28/25		28	26,912

			570,591

Chemicals — 0.4%
Alpha 3 BV, 2017 Term Loan B1, (3 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 01/31/24		107	104,812
Ascend Performance Materials Operations LLC, 2019 Term Loan B, (3 mo. LIBOR + 5.25%, 1.00% Floor), 6.25%, 08/27/26		61	60,732
Axalta Coating Systems US Holdings, Inc., USD Term Loan B3, (3 mo. LIBOR + 1.75%), 1.97%, 06/01/24		30	29,537
Charter NEX US Holdings, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 3.75%, 05/16/24		94	91,854
Charter NEX US, Inc., Incremental Term Loan, (1 mo. LIBOR + 3.25%), 3.40%, 05/16/24		13	12,356
Chemours Co., 2018 USD Term Loan B, (1 mo. LIBOR + 1.75%), 1.90%, 04/03/25		15	14,255
Element Materials Technology Group US Holdings, Inc., 2017 Term Loan B, (3 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 06/28/24		23	22,407
Encapsys LLC, 2020 Term Loan B2, (1 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 11/07/24		31	30,047
Illuminate Buyer LLC, Term Loan, (1 Week LIBOR + 4.00%), 4.15%, 06/30/27		61	60,226
Invictus US LLC
1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 3.15%, 03/28/25		17	16,243
2nd Lien Term Loan, (1 mo. LIBOR + 6.75%), 6.90%, 03/30/26		22	20,319
Messer Industries GmbH, 2018 USD Term Loan, (3 mo. LIBOR + 2.50%), 2.72%, 03/02/26		53	51,967
Momentive Performance Materials, Inc., Term Loan B, (1 mo. LIBOR + 3.25%), 3.41%, 05/15/24		35	33,654
Oxea Holding Drei GmbH, 2017 USD Term Loan B2, (1 mo. LIBOR + 3.50%), 3.69%, 10/14/24		56	53,805
Starfruit Finco BV, 2018 USD Term Loan B, (1 mo. LIBOR + 3.00%), 3.15%, 10/01/25		6	5,771

			607,985

Commercial Services & Supplies — 0.5%
Advanced Disposal Services, Inc., Term Loan B3, (1 Week LIBOR + 2.25%), 3.00%, 11/10/23		62	61,423
Asplundh Tree Expert LLC, Term Loan B, (3 mo. LIBOR + 2.50%), 2.65%, 09/07/27		43	42,920
Asurion LLC
2017 Term Loan B4, (1 mo. LIBOR + 3.00%), 3.15%, 08/04/22		46	45,479
2018 Term Loan B6, (1 mo. LIBOR + 3.00%), 3.15%, 11/03/23		16	15,641
2018 Term Loan B7, (1 mo. LIBOR + 3.00%), 3.15%, 11/03/24		162	159,161

Security		Par (000)	Value

Commercial Services & Supplies (continued)
Creative Artists Agency LLC
2019 Term Loan B, (1 mo. LIBOR + 3.75%), 3.90%, 11/26/26	USD	17	$16,654
2020 Incremental Term Loan B1, (1 mo. LIBOR + 4.25%, 1.00% Floor), 5.25%, 11/26/26		65	62,126
Dealer Tire LLC, 2020 Term Loan B, (1 mo. LIBOR + 4.25%), 4.40%, 12/12/25		47	45,481
Diamond (BC) BV, USD Term Loan, (3 mo. LIBOR + 3.00%), 3.26%, 09/06/24		61	56,876
GFL Environmental, Inc., 2018 USD Term Loan B, (3 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 05/30/25		14	14,364
KAR Auction Services, Inc., 2019 Term Loan B6, (1 mo. LIBOR + 2.25%), 2.44%, 09/19/26(l)		16	15,144
Prime Security Services Borrower LLC, 2019 Term Loan B1, (1 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 09/23/26		57	56,482
US Ecology, Inc., Term Loan B, (1 mo. LIBOR + 2.50%), 2.65%, 11/01/26(l)		8	7,831
Verscend Holding Corp., 2018 Term Loan B, (1 mo. LIBOR + 4.50%), 4.65%, 08/27/25		60	59,873
West Corp., 2017 Term Loan, (1 mo. LIBOR + 4.00%, 1.00% Floor), 5.00%, 10/10/24		22	19,846

			679,301

Communications Equipment — 0.0%
Avantor, Inc., USD Term Loan B3, (1 mo. LIBOR + 2.25%, 1.00% Floor), 3.25%, 11/21/24		33	32,672

Construction & Engineering — 0.1%
Brand Energy & Infrastructure Services, Inc., 2017 Term Loan, (3 mo. LIBOR + 4.25%, 1.00% Floor), 5.25%, 06/21/24		79	73,083
Pike Corp., 2020 Term Loan B, (1 mo. LIBOR + 3.00%), 3.15%, 07/24/26		11	10,890
Ply Gem Midco, Inc., 2018 Term Loan, (1 mo. LIBOR + 3.75%), 3.90%, 04/12/25		16	15,477
SRS Distribution, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR + 3.00%), 3.15%, 05/23/25		58	56,675

			156,125

Construction Materials — 0.6%
American Builders & Contractors Supply Co., Inc., 2019 Term Loan, (1 mo. LIBOR + 2.00%), 2.15%, 01/15/27		73	71,050
Core & Main LP, 2017 Term Loan B, (3 mo. LIBOR + 2.75%, 1.00% Floor), 3.75%, 08/01/24		124	120,808
Filtration Group Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 3.15%, 03/29/25		50	49,437
Forterra Finance LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 10/25/23		30	29,785
Kellermeyer Bergensons Services LLC(l)(m)
2019 Term Loan, 0.00%, 11/07/26		426	423,737
2020 Delayed Draw Term Loan, 0.00%, 11/07/26		94	93,222
2021 Delayed Draw Term Loan, 0.00%, 11/07/26		13	13,202

			801,241

Containers & Packaging — 0.1%
BWAY Holding Co., 2017 Term Loan B, (3 mo. LIBOR + 3.25%), 3.52%, 04/03/24		64	59,791
Flex Acquisition Co., Inc., 1st Lien Term Loan, (3 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 12/29/23		55	54,411

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Credit Strategies Fund (BR-CSF) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Containers & Packaging (continued)
Graham Packaging Co., Inc., Term Loan, (1 mo. LIBOR + 3.75%), 4.50%, 08/04/27	USD	18	$17,873
Pregis TopCo Corp., 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 3.90%, 08/01/26		7	6,798
Tosca Services LLC, 2020 Term Loan B, (1 mo. LIBOR + 4.25%, 1.00% Floor), 5.25%, 08/18/27		18	17,977

			156,850

Distributors — 0.1%
TMK Hawk Parent Corp.
2020 Super Priority First Out Term Loan A, (3 mo. LIBOR + 9.50%, 1.00% Floor), 10.50%, 05/30/24		22	20,736
2020 Super Priority Second Out Term Loan B, (3 mo. LIBOR + 3.50%), 6.50%, 08/28/24		72	62,620

			83,356

Diversified Consumer Services — 1.8%
Amentum Government Services Holdings LLC, Term Loan B, (1 mo. LIBOR + 3.50%), 3.65%, 01/31/27		11	10,785
APX Group, Inc., 2020 Term Loan, (1 mo. LIBOR + 5.00%), 5.15%, 12/31/25		11	10,758
Ascend Learning LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 07/12/24		44	43,761
BidFair MergerRight, Inc., Term Loan B, (1 mo. LIBOR + 5.50%, 1.00% Floor), 6.50%, 01/15/27		80	79,473
Bright Horizons Family Solutions, Inc., 2017 Term Loan B, (1 mo. LIBOR + 1.75%), 2.50%, 11/07/23		39	37,993
Genuine Financial Holdings LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 3.90%, 07/11/25		70	63,837
LEB Holdings (USA), Inc, Term Loan B, 0.00%, 09/25/27(m)		13	12,886
Nomad Foods Europe Midco Ltd., 2017 USD Term Loan B4, (1 mo. LIBOR + 2.25%), 2.40%, 05/15/24		23	22,333
Open Lending LLC, Term Loan B, 0.00%, 03/11/27(l)(m)		561	555,074
Syndigo LLC(l)(m)
Fourth Incremental Term Loan, 0.00%, 10/24/24		669	666,066
Term Loan, 0.00%, 10/24/24		1,117	1,091,998
TruGreen LP, 2019 Term Loan, (1 mo. LIBOR + 3.75%), 3.90%, 03/19/26		38	37,737
Uber Technologies, Inc., 2018 Incremental Term Loan, (1 mo. LIBOR + 3.50%), 3.65%, 07/13/23		47	45,854

			2,678,555

Diversified Financial Services — 4.2%
Advisor Group, Inc., 2019 Term Loan B, (1 mo. LIBOR + 5.00%), 5.15%, 08/01/26		23	21,929
Alchemy Copyrights LLC, Term Loan B, (1 mo. LIBOR + 3.25%), 4.00%, 08/14/27(l)		18	17,955
AlixPartners LLP, 2017 Term Loan B, (1 mo. LIBOR + 2.50%), 2.64%, 04/04/24		110	107,577
Allsup’s Convenience Stores, Inc., Term Loan, (1 mo. LIBOR + 6.25%), 6.40%, 11/18/24		19	19,105
Amerilife Holdings LLC, Second Lien Term Loan, 0.00%, 03/18/28(l)(m)		429	425,027
Bad Boy Movers Acquisition LLC, Term Loan B, 0.00%, 12/06/25(l)(m)		705	683,723
Barri Financial Group LLC, Term Loan, 0.00%, 10/23/24(l)(m)		316	318,921
Comet Bidco Limited, 2018 USD Term Loan B, 0.00%, 09/30/24(m)		1,980	1,486,028

Security		Par (000)	Value

Diversified Financial Services (continued)
EG Finco Ltd., 2018 Term Loan, (3 mo. LIBOR + 4.00%), 4.22%, 02/07/25	USD	77	$74,988
Kingpin Intermediate Holdings LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 07/03/24		59	50,045
Milano Acquisition Corp, Term Loan, 5.25%, 08/17/27(m)		53	52,337
Northwest Fiber LLC
Term Loan B, 0.00%, 05/21/27(m)		1,330	1,326,675
Term Loan B, (3 mo. LIBOR + 5.50%), 5.66%, 05/21/27		20	19,900
SMG US Midco 2, Inc., 2020 Term Loan, (3 mo. LIBOR + 2.50%), 2.76%, 01/23/25		40	35,173
SSH Group Holdings, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR + 4.25%), 4.47%, 07/30/25		8	8,006
Villa Bidco, Inc(l)(m)
Revolver, 0.00%, 03/21/25		57	7,647
Term Loan, 0.00%, 03/21/25		704	689,516
Villa Bidco, Inc., Term Loan, 0.00%, 03/21/25(l)(m)		636	622,644
VS Buyer LLC, Term Loan B, (1 mo. LIBOR + 3.25%), 3.40%, 02/28/27		79	77,120
Ziggo Financing Partnership, USD Term Loan I, (1 mo. LIBOR + 2.50%), 2.65%, 04/30/28		33	31,703

			6,076,019

Diversified Telecommunication Services — 0.2%
Cablevision Lightpath LLC, Term Loan B, 4.00%, 09/09/27(m)		12	11,925
Consolidated Communications, Inc., 2020 Term Loan B, 5.75%, 10/17/27(m)		27	26,688
GCI Holdings, Inc., 2020 Term Loan B, 3.50%, 09/24/25(l)(m)		26	25,805
Hargray Communications Group, Inc., 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 05/16/24		35	34,767
Iridium Satellite LLC, Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 11/04/26		45	44,455
MTN Infrastructure TopCo, Inc., 1st Lien Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 11/15/24		74	72,780
Telesat Canada, Term Loan B5, (1 mo. LIBOR + 2.75%), 2.90%, 12/07/26		15	14,904

			231,324

Electric Utilities — 0.0%
Pacific Gas & Electric Co., 2020 Term Loan, (3 mo. LIBOR + 4.50%, 1.00% Floor), 5.50%, 06/23/25		32	31,228

Energy Equipment & Services — 0.1%
Dell International LLC, 2019 Term Loan B, 2.76%, 09/19/25(m)		25	24,969
Gates Global LLC, 2017 USD Repriced Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 3.75%, 04/01/24		95	92,998
GrafTech Finance, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 02/12/25		32	31,726

			149,693

Entertainment — 0.0%
Datto, Inc., 2019 Term Loan B, (1 mo. LIBOR + 4.25%), 4.40%, 04/02/26		31	31,108

12

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Credit Strategies Fund (BR-CSF) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Equity Real Estate Investment Trusts (REITs) — 0.0%
VICI Properties LLC, Replacement Term Loan B, (1 mo. LIBOR + 1.75%), 1.91%, 12/20/24	USD	38	$36,666

Food & Staples Retailing — 1.3%
Hearthside Food Solutions LLC
2018 Term Loan B, (1 mo. LIBOR + 3.69%), 3.83%, 05/23/25		49	47,764
2020 Incremental Term Loan B3, (1 mo. LIBOR + 5.00%, 1.00% Floor), 6.00%, 05/23/25		11	10,872
JP Intermediate B LLC, Term Loan, 0.00%, 11/20/25(m)		2,000	1,742,500
US Foods, Inc.
2016 Term Loan B, (1 mo. LIBOR + 1.75%), 1.90%, 06/27/23		99	94,519
2019 Term Loan B, (1 mo. LIBOR + 2.00%), 2.15%, 09/13/26		22	20,790

			1,916,445

Food Products — 0.8%
8th Avenue Food & Provisions, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 3.65%, 10/01/25		28	28,048
Arnott’s Biscuits Ltd., AUD 2nd Lien Term Loan, (BBSY + 8.50%, 1.00% Floor), 9.50%, 12/17/27(l)	AUD	1,000	689,032
B&G Foods, Inc., 2019 Term Loan B4, (1 mo. LIBOR + 2.50%), 2.65%, 10/10/26	USD	3	3,283
Chobani LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 10/10/23		117	115,026
Froneri International Ltd.
2020 USD 2nd Lien Term Loan, (1 mo. LIBOR + 5.75%), 5.90%, 01/29/28(l)		14	13,954
2020 USD Term Loan, (1 mo. LIBOR + 2.25%), 2.40%, 01/29/27		115	110,309
Hostess Brands LLC, 2019 Term Loan, (1 mo. LIBOR + 2.25%), 3.00%, 08/03/25		32	30,930
Pathway Vet Alliance LLC, 2020 Term Loan, (1 mo. LIBOR + 4.00%), 4.15%, 03/31/27		11	11,256
Reynolds Group Holdings, Inc.
2017 Term Loan, (PRIME + 1.75%), 3.98%, 02/05/23		124	121,936
2020 Term Loan, 3.50%, 02/03/26(m)		41	40,221
Shearer’s Foods, Inc., 2020 Term Loan B, 4.75%, 09/23/27(m)		14	13,886

			1,177,881

Health Care Equipment & Supplies — 0.1%
Ortho-Clinical Diagnostics SA, 2018 Term Loan B, (1 mo. LIBOR + 3.25%), 3.41%, 06/30/25		81	77,637

Health Care Providers & Services — 1.3%
AHP Health Partners, Inc., 2018 Term Loan, (1 mo. LIBOR + 4.50%, 1.00% Floor), 5.50%, 06/30/25		17	17,580
Aveanna Healthcare LLC(m)
2018 Incremental Term Loan B, 0.00%, 03/18/24		177	166,444
2020 Incremental Term Loan, 0.00%, 03/18/24		800	778,000
CHG Healthcare Services, Inc., 2017 1st Lien Term Loan B, (6 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 06/07/23		60	59,394
Da Vinci Purchaser Corp., 2019 Term Loan, (3 mo. LIBOR + 4.00%, 1.00% Floor), 5.24%, 01/08/27		25	24,543
DentalCorp Perfect Smile ULC, 1st Lien Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 06/06/25		18	16,844

Security		Par (000)	Value

Health Care Providers & Services (continued)
Envision Healthcare Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 3.90%, 10/10/25	USD	40	$28,604
EyeCare Partners LLC
2020 2nd Lien Term Loan, (1 mo. LIBOR + 8.25%), 8.40%, 02/18/28		500	440,000
2020 Term Loan, (1 mo. LIBOR + 3.75%), 3.90%, 02/18/27		28	26,349
Femur Buyer, Inc., 1st Lien Term Loan, 4.81%, 03/05/26(m)		10	9,126
Gentiva Health Services, Inc., 2020 Term Loan, (1 mo. LIBOR + 3.25%), 3.44%, 07/02/25		26	25,177
HC Group Holdings II, Inc., Term Loan B, (1 mo. LIBOR + 4.50%), 4.65%, 08/06/26		47	46,142
MPH Acquisition Holdings LLC, 2016 Term Loan B, (3 mo. LIBOR + 2.75%, 1.00% Floor), 3.75%, 06/07/23		8	7,720
nThrive, Inc., 2016 1st Lien Term Loan, (1 mo. LIBOR + 4.50%, 1.00% Floor), 5.50%, 10/20/22		28	25,425
Sotera Health Holdings LLC, 2019 Term Loan, (3 mo. LIBOR + 4.50%, 1.00% Floor), 5.50%, 12/11/26		150	149,002
Team Health Holdings, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 2.75%, 1.00% Floor), 3.75%, 02/06/24		5	4,396

			1,824,746

Health Care Services — 0.1%
Emerald TopCo., Inc., Term Loan, (3 mo. LIBOR + 3.50%), 3.76%, 07/25/26		53	51,355
WP CityMD Bidco LLC, 2019 Term Loan B, (3 mo. LIBOR + 4.50%, 1.00% Floor), 5.50%, 08/13/26		38	37,383

			88,738

Health Care Technology — 0.1%
Change Healthcare Holdings, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.50%, 1.00% Floor), 3.50%, 03/01/24		86	84,021
GoodRx, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 2.75%), 2.90%, 10/10/25		49	48,033

			132,054

Hotels, Restaurants & Leisure — 0.4%
1011778 B.C. Unlimited Liability Co., Term Loan B4, (1 mo. LIBOR + 1.75%), 1.90%, 11/19/26		70	67,121
Aimbridge Acquisition Co., Inc., 2019 Term Loan B, (1 mo. LIBOR + 3.75%), 3.89%, 02/02/26(l)		15	13,561
Aristocrat Leisure Ltd., 2020 Incremental Term Loan B, (3 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 10/19/24		23	22,792
Boyd Gaming Corp., Term Loan B3, (1 Week LIBOR + 2.25%), 2.36%, 09/15/23		24	23,283
Caesars Resort Collection LLC
2017 1st Lien Term Loan B, (1 mo. LIBOR + 2.75%), 2.90%, 12/23/24		76	71,049
2020 Term Loan, (1 mo. LIBOR + 4.50%), 4.65%, 07/20/25		77	74,412
Equinox Holdings, Inc., 2017 1st Lien Term Loan, (3 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 03/08/24		102	78,101
Four Seasons Hotels Ltd., New 1st Lien Term Loan, (1 mo. LIBOR + 2.00%), 2.15%, 11/30/23		30	28,676
Golden Nugget LLC, 2017 Incremental Term Loan B, (1 mo. LIBOR + 2.50%), 3.25%, 10/04/23		49	43,735

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Credit Strategies Fund (BR-CSF) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Golden Nugget, Inc., 2020 Initial Term Loan, (3 mo. LIBOR + 12.00%, 1.00% Floor), 13.00%, 10/04/23(l)	USD	4	$4,904
Herschend Entertainment Co. LLC, Term Loan B, (3 mo. LIBOR + 5.75%, 1.00% Floor), 6.75%, 08/25/25(l)		14	13,370
IRB Holding Corp., 2020 Term Loan B, (3 mo. LIBOR + 2.75%, 1.00% Floor), 3.75%, 02/05/25		50	47,120
Playa Resorts Holding BV, 2017 Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 3.75%, 04/29/24		9	7,868
Playtika Holding Corp., Term Loan B, (6 mo. LIBOR + 6.00%, 1.00% Floor), 7.00%, 12/10/24		25	24,913
Scientific Games International, Inc., 2018 Term Loan B5, (1 mo. LIBOR + 2.75%), 3.61%, 08/14/24		20	18,755
Stars Group Holdings BV, 2018 USD Incremental Term Loan, (3 mo. LIBOR + 3.50%), 3.72%, 07/10/25		36	35,420
Station Casinos LLC, 2020 Term Loan B, (1 mo. LIBOR + 2.25%), 2.50%, 02/08/27		45	43,032

			618,112

Household Durables — 0.0%
Reynolds Consumer Products LLC, Term Loan, (1 mo. LIBOR + 1.75%), 1.90%, 02/04/27		9	8,415

Independent Power and Renewable Electricity Producers — 0.5%
Calpine Construction Finance Co. LP, 2017 Term Loan B, (1 mo. LIBOR + 2.00%), 2.15%, 01/15/25		14	12,901
Calpine Corp., 2019 Term Loan B10, (1 mo. LIBOR + 2.00%), 2.15%, 08/12/26		63	61,034
Pulse Secure LLC, Term Loan B, 0.00%, 08/20/27(l)(m)		665	651,977

			725,912

Industrial Conglomerates — 0.2%
Sequa Mezzanine Holdings LLC, 2020 Extended Term Loan, (3 mo. LIBOR + 6.75%, 1.00% Floor), 7.75%, 11/28/23		26	24,764
Vertical US Newco, Inc., USD Term Loan B, (3 mo. LIBOR + 4.25%), 4.57%, 07/30/27		38	37,641
Vertiv Group Corpo., Term Loan B, (1 mo. LIBOR + 3.00%), 3.16%, 03/02/27		167	164,209

			226,614

Insurance — 0.8%
Alliant Holdings I, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.75%), 2.90%, 05/09/25		55	53,254
Alliant Holdings Intermediate LLC, Term Loan B, (1 mo. LIBOR + 3.25%), 3.40%, 05/09/25		36	35,784
AmWINS Group, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 3.75%, 01/25/24		73	72,031
AssuredPartners Capital, Inc., 2020 Incremental Term Loan B, (1 mo. LIBOR + 4.50%, 1.00% Floor), 5.50%, 02/13/27		22	21,790
AssuredPartners, Inc., 2020 Term Loan B, (1 mo. LIBOR + 3.50%), 3.65%, 02/13/27		30	29,532
Davis Vision, Inc., 1st Lien Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 12/02/24		31	30,424
HUB International Ltd.
2018 Term Loan B, (3 mo. LIBOR + 3.00%), 3.26%, 04/25/25		101	97,972
2019 Incremental Term Loan B, (3 mo. LIBOR + 4.00%, 1.00% Floor), 5.00%, 04/25/25		21	20,745
Puppet, Inc., Delayed Draw Term Loan, 0.00%, 06/11/23(l)(m)		572	562,487

Security		Par (000)	Value

Insurance (continued)
Ryan Specialty Group LLC, Term Loan, (1 mo. LIBOR + 3.25%), 4.00%, 09/01/27	USD	35	$34,628
Sedgwick Claims Management Services, Inc.
2018 Term Loan B, (1 mo. LIBOR + 3.25%), 3.40%, 12/31/25		60	58,068
2019 Term Loan B, (1 mo. LIBOR + 4.00%), 4.15%, 09/03/26		35	34,006
2020 Term Loan B3, (1 mo. LIBOR + 4.25%, 1.00% Floor), 5.25%, 09/03/26		48	47,461

			1,098,182

Interactive Media & Services — 0.1%
Ancestry.com Operations Inc., 2019 Extended Term Loan B, (1 mo. LIBOR + 4.25%), 4.40%, 08/27/26		6	5,741
Ancestry.com Operations, Inc., Non-Extended Term Loan B, (1 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 10/19/23		59	59,050
Camelot US Acquisition 1 Co., 2020 Incremental Term Loan B, (1 mo. LIBOR + 3.00%), 4.25%, 10/31/26		88	87,523
Go Daddy Operating Co. LLC, 2020 Term Loan B3, (1 mo. LIBOR + 2.50%), 2.65%, 08/10/27		47	46,131
Rackspace Hosting, Inc., 2017 Incremental 1st Lien Term Loan, (3 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 11/03/23		4	4,430

			202,875

IT Services — 3.0%
Acquia, Inc., Term Loan, 0.00%, 10/31/25(l)(m)		317	318,999
Aruba Investments, Inc., 2020 USD Term Loan B, (6 mo. LIBOR + 4.25%, 1.00% Floor), 5.25%, 07/07/25		16	15,873
Camelot U.S. Acquisition 1 Co., Term Loan B, (1 mo. LIBOR + 3.00%), 3.15%, 10/31/26		114	111,836
Edifecs, Inc., Tranche B Term Loan, 0.00%, 09/21/26(l)(m)		1,057	1,030,108
Flexential Intermediate Corp., 2017 1st Lien Term Loan, (3 mo. LIBOR + 3.50%), 3.72%, 08/01/24		34	29,320
Greeneden US Holdings II LLC, 2018 USD Term Loan B, (1 mo. LIBOR + 3.25%), 3.40%, 12/01/23		125	124,913
GreenSky Holdings LLC, 2020 Term Loan B2, (1 mo. LIBOR + 4.50%), 5.50%, 03/29/25(l)		70	67,550
PUG LLC, USD Term Loan, (1 mo. LIBOR + 3.50%), 3.65%, 02/12/27		66	57,849
Sophia LP
2020 1st Lien Term Loan, (1 mo. LIBOR + 4.00%), 5.00%, 09/22/27		111	110,195
2020 2nd Lien Term Loan, (1 mo. LIBOR + 8.00%), 8.25%, 09/17/27		1,000	975,000
Trans Union LLC, 2019 Term Loan B5, (1 mo. LIBOR + 1.75%), 1.90%, 11/16/26		38	36,629
Veritas US, Inc., 2020 USD Term Loan B, (3 mo. LIBOR + 5.50%, 1.00% Floor), 6.50%, 09/01/25		176	171,916
Web.com Group, Inc., 2018 2nd Lien Term Loan, 0.00%, 10/09/26(m)		1,000	942,500
Winshuttle LLC FILO, Term Loan, 0.00%, 08/09/24(l)(m)		301	300,214

			4,292,902

14

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Credit Strategies Fund (BR-CSF) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Life Sciences Tools & Services — 0.4%
Cambrex Corp., Second Lien, 0.00%, 12/06/27(l)(m)	USD	521	$518,762
eResearchTechnology, Inc., 2020 1st Lien Term Loan, (1 mo. LIBOR + 4.50%, 1.00% Floor), 5.50%, 02/04/27		62	61,523

			580,285

Machinery — 0.2%
Ingersoll-Rand Services Co., 2020 USD Spinco Term Loan, (1 mo. LIBOR + 1.75%), 1.90%, 02/28/27		38	36,473
RSC Acquisition, Inc., 2020 Incremental Term Loan, 0.00%, 10/30/26(l)(m)		123	118,652
Titan Acquisition Ltd., 2018 Term Loan B, (3 mo. LIBOR + 3.00%), 3.36%, 03/28/25		145	136,938

			292,063

Media — 1.9%
Altice Financing SA
2017 USD Term Loan B, (1 mo. LIBOR + 2.75%), 2.90%, 07/15/25		7	6,566
USD 2017 1st Lien Term Loan, (1 mo. LIBOR + 2.75%), 2.89%, 01/31/26		46	43,018
Altice France SA, 2018 Term Loan B13, (1 mo. LIBOR + 4.00%), 4.15%, 08/14/26		92	89,011
Charter Communications Operating LLC, 2019 Term Loan B1, (1 mo. LIBOR + 1.75%), 1.90%, 04/30/25		44	43,733
Clear Channel Outdoor Holdings, Inc., Term Loan B, (3 mo. LIBOR + 3.50%), 3.76%, 08/21/26		147	133,931
Cogeco Communications Finance (USA) LP, Term Loan B, (1 mo. LIBOR + 2.00%), 2.15%, 01/03/25		5	4,523
Connect Finco Sarl, Term Loan B, (1 mo. LIBOR + 0.45%, 1.00% Floor), 4.65%, 12/12/26		180	174,160
CSC Holdings LLC, 2019 Term Loan B5, (1 mo. LIBOR + 2.50%), 2.65%, 04/15/27		64	62,429
Gray Television, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.25%), 2.41%, 02/07/24		30	29,320
Intelsat Jackson Holdings SA
2017 Term Loan B3, (PRIME + 4.75%), 8.00%, 11/27/23		5	5,017
2020 DIP Term Loan, (3 mo. LIBOR + 5.50%, 1.00% Floor), 6.50%, 07/13/22		1	879
Learfield Communications LLC, 2016 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 12/01/23		95	80,934
Liberty Latin America Ltd., Term Loan B, (1 mo. LIBOR + 5.00%), 5.15%, 10/15/26		35	34,927
Lions Gate Capital Holdings LLC, 2018 Term Loan B, (1 mo. LIBOR + 2.25%), 2.40%, 03/24/25		27	25,869
Live Nation Entertainment, Inc., Term Loan B4, (1 mo. LIBOR + 1.75%), 1.94%, 10/19/26		53	49,483
MH Sub I LLC
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 3.65%, 09/13/24		92	88,974
2020 Incremental Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 09/15/24		16	15,745
Midcontinent Communications, 2019 Term Loan B, (1 mo. LIBOR + 1.75%), 1.90%, 08/15/26		15	14,426
NEP/NCP Holdco, Inc., 2018 1st Lien Term Loan, 0.00%, 10/20/25(m)		1,247	1,068,843
PSAV Holdings LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 03/03/25		96	71,176

Security		Par (000)	Value

Media (continued)
Radiate Holdco LLC, 2020 Term Loan, (1 mo. LIBOR + 3.50%), 4.25%, 09/25/26	USD	67	$65,770
Sinclair Television Group, Inc., Term Loan B2, (1 mo. LIBOR + 2.25%), 2.40%, 01/03/24		12	12,232
Terrier Media Buyer, Inc., Term Loan B, (1 mo. LIBOR + 4.25%), 4.40%, 12/17/26		57	55,425
Trader Corp., 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 09/28/23		103	99,796
UFC Holdings LLC, 2019 Term Loan, (6 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 04/29/26		15	14,642
Virgin Media Bristol LLC
2020 USD Term Loan Q, 3.50%, 01/31/29(m)		51	50,084
USD Term Loan N, (1 mo. LIBOR + 2.50%), 2.65%, 01/31/28		54	52,340
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR + 2.75%), 2.90%, 05/18/25		92	77,972
Zayo Group Holdings, Inc., USD Term Loan, (1 mo. LIBOR + 3.00%), 3.15%, 03/09/27		347	336,597

			2,807,822

Metals & Mining — 0.0%
Ball Metalpack LLC, 2018 1st Lien Term Loan B, (3 mo. LIBOR + 4.50%), 4.76%, 07/31/25		37	35,097

Multiline Retail — 0.0%
Neiman Marcus Group Ltd. LLC
2020 Exit Term Loan, (3 mo. LIBOR + 12.00%, 1.00% Floor), 13.00%, 09/25/25		6	6,147
Cash Pay Extended Term Loan, (PRIME + 5.00%), 8.25%, 10/25/23		21	3,283

			9,430

Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp., Second Out Term Loan, 0.00%, 12/31/21(i)(j)(m)		35	675
Edgewater Generation LLC, Term Loan, (1 mo. LIBOR + 3.75%), 3.90%, 12/13/25		23	22,826
McDermott Technology Americas, Inc.
2020 Make Whole Term Loan, (1 mo. LIBOR + 3.00%), 3.15%, 06/30/24(l)		1	704
2020 Take Back Term Loan, (1 mo. LIBOR + 4.00%), 4.15%, 06/30/25		5	3,645

			27,850

Personal Products — 0.1%
Sunshine Luxembourg VII Sarl, USD Term Loan B1, (6 mo. LIBOR + 4.25%, 1.00% Floor), 5.32%, 09/25/26		110	109,082

Pharmaceuticals — 0.3%
Amneal Pharmaceuticals LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.50%), 3.69%, 05/04/25		47	44,554
Catalent Pharma Solutions, Inc., Term Loan B2, (1 mo. LIBOR + 2.25%, 1.00% Floor), 3.25%, 05/18/26		22	21,697
Elanco Animal Health, Inc., Term Loan B, (1 mo. LIBOR + 1.75%), 1.91%, 08/01/27		18	17,543
Jaguar Holding Co. II, 2018 Term Loan, (1 mo. LIBOR + 2.50%, 1.00% Floor), 3.50%, 08/18/22		144	143,923
Valeant Pharmaceuticals International, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 3.15%, 06/02/25		160	156,255

			383,972

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Credit Strategies Fund (BR-CSF) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Professional Services — 1.4%
Dun & Bradstreet Corp., Term Loan, (1 mo. LIBOR + 3.75%), 3.89%, 02/06/26	USD	144	$142,712
Institutional Shareholder Services Inc., 2019 1st Lien Term Loan, 0.00%, 03/05/26(l)(m)		1,980	1,900,703
STG-Fairway Holdings LLC, Term Loan B, (3 mo. LIBOR + 3.25%), 3.47%, 01/31/27(l)		34	33,152

			2,076,567

Real Estate Management & Development — 0.1%
CityCenter Holdings LLC, 2017 Term Loan B, (1 mo. LIBOR + 2.25%), 3.00%, 04/18/24		49	47,132
Cushman & Wakefield U.S. Borrower LLC, 2020 Term Loan B, (1 mo. LIBOR + 2.75%), 2.90%, 08/21/25		64	61,447

			108,579

Road & Rail — 0.2%
Lineage Logistics Holdings LLC, 2018 Term Loan, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 02/27/25		135	132,925
Road Infrastructure Investment LLC, 2016 1st Lien Term Loan, (3 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 06/13/23		85	77,476
SIRVAWorldwide, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR + 5.50%), 5.65%, 08/04/25		29	24,039

			234,440

Semiconductors & Semiconductor Equipment — 0.0%
Microchip Technology, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 2.15%, 05/29/25(l)		23	22,805
ON Semiconductor Corp., 2019 Term Loan B, (1 mo. LIBOR + 2.00%), 2.15%, 09/19/26		11	10,717

			33,522

Software — 6.7%
Applied Systems, Inc.
2017 1st Lien Term Loan, (3 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 09/19/24		103	102,464
2017 2nd Lien Term Loan, (3 mo. LIBOR + 7.00%, 1.00% Floor), 8.00%, 09/19/25		7	7,073
Bluefin Holding LLC, Term Loan, 0.00%, 09/04/26(l)(m)		294	295,907
BMC Software Finance, Inc., 2018 USD Term Loan B, (1 mo. LIBOR + 4.25%), 4.40%, 10/02/25		52	50,353
Bullhorn, Inc.(m)
2020 Revolver, 0.00%, 09/30/26		134	131,951
2020 Term Loan, 0.00%, 09/30/26(l)		1,800	1,782,082
By Crown Parent LLC, Term Loan B1, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 01/31/26		72	71,282
Castle US Holding Corp., USD Term Loan B, (3 mo. LIBOR + 3.75%), 3.97%, 01/31/27		66	63,427
Cornerstone OnDemand, Inc., Term Loan B, (1 mo. LIBOR + 4.25%), 4.41%, 04/22/27		27	26,927
Cypress Intermediate Holdings III, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 04/29/24		107	105,788
Digicel International Finance Ltd., 2017 Term Loan B, (6 mo. LIBOR + 3.25%), 3.80%, 05/27/24		34	30,180
Epicor Software Corp.
2020 2nd Lien Term Loan, (1 mo. LIBOR + 7.75%, 1.00% Floor), 8.75%, 07/31/28		45	46,125
2020 Term Loan, (1 mo. LIBOR + 4.25%, 1.00% Floor), 5.25%, 07/31/27		107	106,429

Security		Par (000)	Value

Software (continued)
Financial & Risk US Holdings, Inc., 2018 USD Term Loan, (1 mo. LIBOR + 3.25%), 3.40%, 10/01/25	USD	216	$213,739
Foundation Software, Term Loan, 0.00%, 08/31/27(l)(m)		491	482,593
Help/Systems Holdings, Inc, 2019 Term Loan B, 0.00%, 11/19/26(m)		2,095	2,075,109
Informatica LLC
2020 USD 2nd Lien Term Loan, (Fixed + 7.13%), 7.13%, 02/25/25		38	38,538
2020 USD Term Loan B, (1 mo. LIBOR + 3.25%), 3.40%, 02/25/27		160	156,530
McAfee LLC, 2018 USD Term Loan B, (1 mo. LIBOR + 3.75%), 3.90%, 09/30/24		90	89,191
MED ParentCo LP, 2020 Incremental Term Loan B, (1 mo. LIBOR + 6.25%, 1.00% Floor), 7.25%, 08/31/26(l)		32	31,520
Mitchell International, Inc.
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 3.40%, 11/29/24		41	39,335
2020 Add-On Term Loan, (1 mo. LIBOR + 4.25%), 4.75%, 12/01/24		44	43,093
Monotype Imaging Holdings Inc., Term Loan, 0.00%, 10/09/26(m)		38	35,601
Netsmart Technologies, Inc., 2020 Term Loan B, 5.00%, 09/22/27(m)		30	29,857
Omnitracs, Inc., 2020 2nd Lien Term Loan, 8.25%, 09/10/28(m)		49	48,204
Persado, Inc., 0.00%, 02/03/27(l)(m)		177	176,357
Rigup, Inc., Delayed Draw Term Loan, 0.00%, 03/01/24(l)(m)		716	709,146
Severin Acquisition LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.25%), 3.41%, 08/01/25		83	80,468
SolarWinds Holdings, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.75%), 2.90%, 02/05/24		59	58,081
Solera LLC, USD Term Loan B, (2 mo. LIBOR + 2.75%), 2.94%, 03/03/23		97	94,640
Sophia LP, 2017 Term Loan B, (1 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 09/30/22		102	101,458
SS&C Technologies Holdings Europe Sarl, 2018 Term Loan B4, (1 mo. LIBOR + 1.75%), 1.90%, 04/16/25		7	6,270
SS&C Technologies, Inc.
2018 Term Loan B3, (1 mo. LIBOR + 1.75%), 1.90%, 04/16/25		9	8,925
2018 Term Loan B5, (1 mo. LIBOR + 1.75%), 1.90%, 04/16/25		17	16,697
Syndigo LLC, Delayed Draw Term Loan, 0.00%, 10/24/24(l)(m)		375	366,750
Syntellis Performance Solutions LLC, Term Loan, 0.00%, 08/02/27(l)(m)		1,296	1,269,597
Tempo Acquisition LLC, 2020 Extended Term Loan, (1 mo. LIBOR + 3.25%), 3.75%, 11/02/26		145	140,163
Tibco Software Inc., 2020 2nd Lien Term Loan, (1 mo. LIBOR + 7.25%), 7.40%, 03/04/28		81	78,461
TierPoint LLC
2017 1st Lien Term Loan, 0.00%, 05/06/24(m)		130	125,960
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 05/06/24		33	31,617

16

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Credit Strategies Fund (BR-CSF) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Software (continued)
Ultimate Software Group, Inc.
2020 2nd Lien Incremental Term Loan, (3 mo. LIBOR + 6.75%), 7.50%, 05/03/27	USD	43	$43,717
2020 Incremental Term Loan B, (3 mo. LIBOR + 4.00%), 4.75%, 05/03/26		131	130,526
Term Loan B, (1 mo. LIBOR + 3.75%), 3.90%, 05/03/26		125	123,947

			9,666,078

Specialty Retail — 0.2%
Belron Finance US LLC, 2019 USD Term Loan B, (3 mo. LIBOR + 2.50%), 2.77%, 11/13/25		42	41,112
IAA, Inc., Term Loan B, (1 mo. LIBOR + 2.25%), 2.44%, 06/28/26(l)		14	13,674
MarketLive LLC, Term Loan, 0.00%, 12/18/20(l)(m)		96	95,482
MED ParentCo LP
1st Lien Delayed Draw Term Loan, (1 mo. LIBOR + 4.25%), 4.40%, 08/31/26		8	7,407
1st Lien Term Loan, (1 mo. LIBOR + 4.25%), 4.40%, 08/31/26		44	42,215
Midas Intermediate Holdco II LLC, Incremental Term Loan B, (3 mo. LIBOR + 2.75%, 1.00% Floor), 3.75%, 08/18/21		35	33,180
PetSmart, Inc., Consenting Term Loan, (3 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 03/11/22		110	109,505

			342,575

Technology Hardware, Storage & Peripherals — 0.0%
Electronics for Imaging, Inc., Term Loan, (1 mo. LIBOR + 5.00%), 5.15%, 07/23/26		29	23,171
Western Digital Corp., 2018 Term Loan B4, (1 mo. LIBOR + 1.75%), 1.91%, 04/29/23		28	27,946

			51,117

Textiles, Apparel & Luxury Goods — 0.2%
Calceus Acquisition, Inc., Term Loan B, 0.00%, 02/12/25(l)(m)		248	231,000

Thrifts & Mortgage Finance — 0.1%
IG Investment Holdings LLC, 2018 1st Lien Term Loan, (3 mo. LIBOR + 4.00%, 1.00% Floor), 5.00%, 05/23/25		82	80,450

Tobacco — 0.6%
JUUL Labs, Inc., Term Loan, 0.00%, 08/02/23(l)(m)		906	917,200

Trading Companies & Distributors — 0.0%
HD Supply, Inc., Term Loan B5, (1 mo. LIBOR + 1.75%), 1.90%, 10/17/23		67	66,723

Transportation Infrastructure — 0.7%
Geo Parent Corp., Term Loan B, 0.00%, 12/19/25(l)(m)		992	952,746

Utilities — 0.0%
ExGen Renewables IV LLC, Term Loan B, (3 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 11/28/24		41	40,760

Security		Par (000)	Value

Wireless Telecommunication Services — 0.2%
SBA Senior Finance II LLC, 2018 Term Loan B, (1 mo. LIBOR + 1.75%), 1.90%, 04/11/25	USD	58	$56,081
T-Mobile USA, Inc., 2020 Term Loan, (1 mo. LIBOR + 3.00%), 3.15%, 04/01/27		161	161,349
Xplornet Communications, Inc., 2020 Term Loan B, (1 mo. LIBOR + 4.75%), 4.90%, 06/10/27		82	80,109

			297,539

Total Floating Rate Loan Interests — 33.6% (Cost: $49,171,384)			48,556,589

Foreign Agency Obligations

Maldives — 0.1%
Republic of Maldives Ministry of Finance and Treasury Bond, 7.00%, 06/07/22		200	148,500

Sri Lanka — 0.2%
Sri Lanka Government International Bond
6.83%, 07/18/26		200	140,375
7.55%, 03/28/30		200	135,000

			275,375

Total Foreign Agency Obligations — 0.3% (Cost: $592,542)			423,875

		Shares

Investment Companies

Fixed Income Funds — 5.7%
Invesco Senior Loan ETF		7,104	154,441
iShares 0-5 Year High Yield Corporate Bond ETF(n)		136,142	5,983,441
iShares JP Morgan USD Emerging Markets Bond ETF(n)		18,476	2,048,803

			8,186,685

Total Investment Companies — 5.7% (Cost: $8,163,706)			8,186,685

		Par (000)

Preferred Securities

Capital Trusts — 6.4%(e)

Automobiles — 0.5%
General Motors Financial Co., Inc., Series C, 5.70%(d)	USD	680	682,550

Banks — 1.7%
AIB Group PLC, 6.25%(d)	EUR	200	233,904
Banco Bilbao Vizcaya Argentaria SA, 8.88%(d)		200	242,087
Bank of East Asia Ltd., 5.88%(d)	USD	250	250,312
Bankia SA, 6.38%(d)	EUR	200	239,534
HBOS Capital Funding LP, 6.85%	USD	200	203,000
ING Groep NV, 6.75%(d)		200	211,500

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Credit Strategies Fund (BR-CSF) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Banks (continued)
Intesa Sanpaolo SpA, 7.75%(d)	EUR	400	$526,808
Rizal Commercial Banking Corp., 6.50%(d)	USD	200	199,000
Stichting AK Rabobank Certificaten, 6.50%	EUR	300	418,394

			2,524,539

Diversified Financial Services(d) — 2.8%
Banco Santander SA, 6.75%		400	489,322
Bank of America Corp., Series Z, 6.50%	USD	500	555,750
Barclays PLC, 7.13%	GBP	400	537,043
Credit Agricole SA, 8.13%	USD	200	235,000
Credit Suisse Group AG
6.25%		200	214,228
7.50%(b)		200	211,062
7.50%		200	218,000
Morgan Stanley, Series J, 4.05%		185	180,915
UBS Group AG
7.00%		200	222,250
5.75%	EUR	300	365,804
UniCredit SpA, 7.50%		600	759,697

			3,989,071

Insurance(d) — 0.8%
Achmea BV, 4.63%		400	465,294
FWD Ltd., 5.50%	USD	200	186,056
Heungkuk Life Insurance Co. Ltd., 4.48%		200	200,000
Legal & General Group PLC, 5.63%	GBP	200	263,979

			1,115,329

Real Estate Management & Development — 0.2%
Aroundtown SA, 3.38%(d)	EUR	200	233,318

Utilities(d) — 0.4%
Electricite de France SA
2.88%		200	228,757
6.00%	GBP	300	416,857

			645,614

Total Capital Trusts — 6.4%			9,190,421

Total Preferred Securities — 6.4% (Cost: $9,027,093)			9,190,421

		Shares

Warrants

Capital Markets — 0.0%
Pico Quntitatve Trade Holding LLC(l)		6	14,999

Total Warrants — 0.0% (Cost: $ — )			14,999

Total Long-Term Investments — 121.2% (Cost: $174,007,862)			175,240,012

Security	Shares	Value

Short-Term Securities

Money Market Funds — 5.8%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.02%(n)(o)	8,383,844	$8,383,844

Total Short-Term Securities — 5.8% (Cost: $8,383,844)		8,383,844

Total Investments — 127.0% (Cost: $182,391,706)		183,623,856

Liabilities in Excess of Other Assets — (27.0)%		(39,011,326)

Net Assets — 100.0%		$144,612,530

(a)	Variable rate security. Rate shown is the rate in effect as of period end.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(e)	Perpetual security with no stated maturity date.
(f)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(g)	Convertible security.
(h)	Zero-coupon bond.
(i)	Issuer filed for bankruptcy and/or is in default.
(j)	Non-income producing security.
(k)	When-issued security.
(l)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(m)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(n)	Affiliate of the Fund.
(o)	Annualized 7-day yield as of period end.

18

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Credit Strategies Fund (BR-CSF)

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/19	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$4,292,879	$4,090,965	(a)	$—	$—	$—	$8,383,844	8,383,844	$16,010	$—
iShares 0-5 Year High Yield Corporate Bond ETF	—	6,007,121		—	—	(23,680)	5,983,441	136,142	26,900	—
iShares JP Morgan USD Emerging Markets Bond ETF	2,116,611	—		—	—	(67,807)	2,048,804	18,476	54,385	—

					$—	$(91,487)	$16,416,089		$97,295	$—

(a)	Represents net amount purchased (sold).

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
10-Year U.S. Treasury Note	17	12/21/20	$2,372	$3,627
U.S. Long Treasury Bond	11	12/21/20	1,939	(6,281)
2-Year U.S. Treasury Note	12	12/31/20	2,652	1,462
5-Year U.S. Treasury Note	10	12/31/20	1,260	890

				(302)

Short Contracts
10-Year U.S. Treasury Note	4	12/21/20	558	(2,882)
10-Year U.S. Ultra Treasury Note	10	12/21/20	1,599	(5,522)
Ultra U.S. Treasury Bond	3	12/21/20	665	1,175
5-Year U.S. Treasury Note	18	12/31/20	2,269	(2,441)

				(9,670)

				$(9,972)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	931,000	USD	663,128	Bank of America N.A.	10/06/20	$3,706
USD	684,058	AUD	932,000	HSBC Bank USA N.A.	10/06/20	16,508
EUR	390,000	USD	454,239	Morgan Stanley & Co. International PLC	10/19/20	3,176
USD	129,186	EUR	110,000	JPMorgan Chase Bank N.A.	10/19/20	171
USD	14,219,690	EUR	11,990,000	Morgan Stanley & Co. International PLC	10/19/20	157,082
USD	2,969,502	GBP	2,290,000	Bank of America N.A.	10/19/20	14,349

						194,992

EUR	40,000	USD	47,565	Bank of America N.A.	10/19/20	(650)
EUR	40,000	USD	46,923	BNP Paribas S.A.	10/19/20	(8)
GBP	30,000	USD	38,788	BNP Paribas S.A.	10/19/20	(74)
USD	2,375,825	EUR	2,040,000	State Street Bank and Trust Co.	10/19/20	(16,813)
USD	282,280	GBP	220,000	State Street Bank and Trust Co.	10/19/20	(1,621)
USD	663,174	AUD	931,000	Bank of America N.A.	11/04/20	(3,705)

						(22,871)

						$172,121

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Credit Strategies Fund (BR-CSF)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating	(a)	Notional Amount (000)	(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.34.V9	5.00%	Quarterly	06/20/25	B-		USD 2,990		$151,108	$126,333	$24,775
CDX.NA.IG.35.V1	1.00	Quarterly	12/20/25	BBB+		USD 13,000		274,544	271,765	2,779
ITRAXX.XO.34.V1	5.00	Quarterly	12/20/25	B		EUR 1,000		85,517	72,466	13,051

								$511,169	$470,564	$40,605

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Credit Default Swaps — Buy Protection

Reference Obligations/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
ITRAXX.ASIA.XJ.IG.34.V1	1.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/25	USD	237	$(2,818)	$(2,476)	$(342)
ITRAXX.ASIA.XJ.IG.34.V1	1.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/25	USD	323	(3,830)	(3,565)	(265)

							$(6,648)	$(6,041)	$(607)

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating	(a)	Notional Amount (000)	(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Garfunkelux Holdco 2 SA	5.00%	Quarterly	Credit Suisse International	12/20/24	B-		EUR 50		$(8,574)	$2,626	$(11,200)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments

20

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Credit Strategies Fund (BR-CSF)

Fair Value Hierarchy as of Period End (continued)

is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$6,843,287	$—	$6,843,287
Common Stocks
Consumer Finance	42,731	—	—	42,731
Diversified Telecommunication Services	—	11,232	—	11,232
Energy Equipment & Services	5,179	—	—	5,179
Corporate Bonds
Aerospace & Defense	—	2,899,974	—	2,899,974
Air Freight & Logistics	—	22,441	—	22,441
Airlines	—	655,950	—	655,950
Auto Components	—	1,550,367	—	1,550,367
Automobiles	—	2,115,995	—	2,115,995
Banks	—	2,532,253	—	2,532,253
Banks: Diversified	—	17,180	—	17,180
Beverages	—	1,634,470	—	1,634,470
Building Materials	—	513,499	—	513,499
Building Products	—	190,352	—	190,352
Capital Markets	378,726	546,291	—	925,017
Chemicals	—	2,635,763	—	2,635,763
Commercial Services & Supplies	—	764,688	—	764,688
Communications Equipment	—	637,232	—	637,232
Construction & Engineering	—	408,262	—	408,262
Construction Materials	—	834,273	—	834,273
Consumer Discretionary	—	714,070	—	714,070
Consumer Finance	—	3,269,499	—	3,269,499
Containers & Packaging	—	132,727	—	132,727
Diversified Consumer Services	—	1,962,448	—	1,962,448
Diversified Financial Services	—	4,103,075	—	4,103,075
Diversified Telecommunication Services	—	2,781,041	—	2,781,041
Electric Utilities	—	444,346	—	444,346
Electrical Equipment	—	123,623	—	123,623
Electronic Equipment, Instruments & Components	217,098	167,640	—	384,738
Energy Equipment & Services	—	700,230	—	700,230
Environmental, Maintenance, & Security Service	—	757,561	—	757,561
Equity Real Estate Investment Trusts (REITs)	—	767,446	—	767,446
Food & Staples Retailing	—	770,852	—	770,852
Food Products	—	1,427,698	—	1,427,698
Gas Utilities	—	108,250	—	108,250
Health Care Equipment & Supplies	—	1,344,222	—	1,344,222
Health Care Providers & Services	—	2,009,322	—	2,009,322
Health Care Technology	—	545,693	—	545,693
Hotels, Restaurants & Leisure	—	4,303,006	—	4,303,006
Household Durables	—	910,593	—	910,593
Independent Power and Renewable Electricity Producers	—	2,152,975	—	2,152,975
Insurance	208,128	2,181,094	—	2,389,222
Interactive Media & Services	—	429,210	—	429,210
Internet Software & Services	—	873,789	—	873,789
IT Services	—	1,131,272	—	1,131,272
Leisure Products	—	232,836	—	232,836
Machinery	—	867,574	—	867,574
Media	—	8,606,134	—	8,606,134
Metals & Mining	—	3,181,721	—	3,181,721
Multiline Retail	—	1,014,359	—	1,014,359
Multi-Utilities	—	136,737	—	136,737
Office Supplies & Equipment	—	399,910	—	399,910
Oil, Gas & Consumable Fuels	—	6,237,908	—	6,237,908

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Credit Strategies Fund (BR-CSF)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Corporate Bonds (continued)
Personal Products	$—	$218,422	$—	$218,422
Pharmaceuticals	392,048	3,137,309	—	3,529,357
Producer Durables: Miscellaneous	—	2,033,272	—	2,033,272
Professional Services	—	56,767	—	56,767
Real Estate Management & Development	405,916	13,856,231	—	14,262,147
Road & Rail	—	71,410	—	71,410
Semiconductors & Semiconductor Equipment	173,538	995,664	—	1,169,202
Software	—	389,360	—	389,360
Specialty Retail	—	1,142,859	—	1,142,859
Technology Hardware, Storage & Peripherals	—	151,475	—	151,475
Telecommunications Equipment	—	71,103	—	71,103
Textiles, Apparel & Luxury Goods	51,324	62,855	2,093,990	2,208,169
Thrifts & Mortgage Finance	—	404,429	—	404,429
Tobacco	—	212,802	—	212,802
Transportation Infrastructure	—	362,639	—	362,639
Utilities	—	389,375	—	389,375
Wireless Telecommunication Services	—	1,740,423	—	1,740,423
Floating Rate Loan Interests	—	25,460,847	23,095,742	48,556,589
Foreign Agency Obligations	—	423,875	—	423,875
Investment Companies	8,186,685	—	—	8,186,685
Preferred Securities
Capital Trusts	—	9,190,421	—	9,190,421
Warrants	—	—	14,999	14,999
Short-Term Securities
Money Market Funds	8,383,844	—	—	8,383,844
Unfunded Floating Rate Loan Interests(a)	—	601	1,515	2,116
Liabilities
Unfunded Floating Rate Loan Interests(a)	—	(762)	(38,687)	(39,449)

	$18,445,217	$139,973,747	$25,167,559	$183,586,523

Derivative Financial Instruments(b)
Assets
Credit Contracts	$—	$40,605	$—	$40,605
Foreign Currency Exchange Contracts	—	194,992	—	194,992
Interest Rate Contracts	7,154	—	—	7,154
Liabilities
Credit Contracts	—	(11,807)	—	(11,807)
Foreign Currency Exchange Contracts	—	(22,871)	—	(22,871)
Interest Rate Contracts	(17,126)	—	—	(17,126)

	$(9,972)	$200,919	$—	$190,947

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Corporate Bonds	Floating Rate Loan Interests	Warrants	Unfunded Floating Rate Loan Interests	Total

Assets
Opening Balance, as of December 31, 2019	$—	$10,240,352	$—	$(5,625)	$10,234,727
Transfers into Level 3	—	613,017	—	—	613,017
Transfers out of Level 3	—	(399,930)	—	—	(399,930)
Accrued discounts (premiums)	2,571	17,341	—	—	19,912
Realized gain (loss)	—	20,234	—	—	20,234
Net change in unrealized appreciation (depreciation)(a)	215,915	(23,474)	14,999	(31,547)	175,893

22

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Credit Strategies Fund (BR-CSF)

	Corporate Bonds	Floating Rate Loan Interests	Warrants	Unfunded Floating Rate Loan Interests	Total

Purchases	$1,875,504	$15,726,803	$—	$—	$17,602,307
Sales	—	(3,098,601)	—	—	(3,098,601)

Closing Balance, as of September 30, 2020	$2,093,990	$23,095,742	$14,999	$(37,172)	$25,167,559

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2020(c)	$215,915	$(14,296)	$14,999	$(37,172)	$179,446

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2020 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $7,490,043. A significant change in the third party information could result in a significantly lower or higher value of such Level 3 investments.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobserable Inputs Utilized (a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Floating Rate Loan Interests(b)	$17,662,517	Income	Discount Rate	7% - 12%	9%
		Market	Recent Transactions	—	—
Warrants	14,999	Income	Discount Rate	9% - 11%	10%

	$17,677,516

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
(b)

For the period end September 30, 2020, the valuation technique for investments classified as Floating Rate Interests amounting to $689,032 changed to income approach. The investments were previously valued utilizing Transaction Price. The change was due to consideration of the information that was available at the time the investments were valued.

Currency Abbreviation

AUD	Australian Dollar

EUR	Euro

GBP	British Pound

USD	United States Dollar

Portfolio Abbreviation

CLO	Collateralized Loan Obligation

CMT	Constant Maturity Treasury

CR	Custodian Receipt

DAC	Designated Activity Company

DIP	Debtor-In-Possession

ETF	Exchange-Traded Fund

LIBOR	London Interbank Offered Rate

MTN	Medium-Term Note

PCL	Public Company Limited

PIK	Payment-in-Kind

S C H E D U L E O F I N V E S T M E N T S	23